UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

March 31, 2007

1.814645.102

VCI-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTOMOBILES - 1.1%
Automobile Manufacturers - 1.1%
Renault SA	700	$ 81,865
Toyota Motor Corp. sponsored ADR	900	115,344
		197,209
COMPUTERS & PERIPHERALS - 1.0%
Computer Hardware - 1.0%
Hewlett-Packard Co.	4,600	184,644
DIVERSIFIED CONSUMER SERVICES - 1.6%
Specialized Consumer Services - 1.6%
Sotheby's Class A (ltd. vtg.)	6,200	275,776
DIVERSIFIED FINANCIAL SERVICES - 1.3%
Specialized Finance - 1.3%
Moody's Corp.	3,800	235,828
FOOD & STAPLES RETAILING - 1.1%
Food Retail - 1.0%
Tesco PLC	3,089	27,005
Tesco PLC Sponsored ADR	5,900	155,760
		182,765
Hypermarkets & Super Centers - 0.1%
Wal-Mart de Mexico SA de CV Series V	4,100	17,507
TOTAL FOOD & STAPLES RETAILING		200,272
HOTELS, RESTAURANTS & LEISURE - 14.5%
Casinos & Gaming - 6.2%
Ameristar Casinos, Inc.	4,400	141,284
Aristocrat Leisure Ltd.	3,452	45,805
Bally Technologies, Inc. (a)	7,200	169,776
Boyd Gaming Corp.	3,400	161,976
International Game Technology	4,900	197,862
Las Vegas Sands Corp. (a)	1,400	121,254
Penn National Gaming, Inc. (a)	3,600	152,712
Wynn Resorts Ltd.	1,000	94,860
		1,085,529
Hotels, Resorts & Cruise Lines - 4.6%
Accor SA	2,900	277,133
Hilton Hotels Corp.	6,700	240,932
Marriott International, Inc. Class A	5,100	249,696
Starwood Hotels & Resorts Worldwide, Inc.	700	45,395
		813,156
Restaurants - 3.7%
McDonald's Corp.	12,700	572,135
Tim Hortons, Inc.	1,754	53,357
Wendy's International, Inc.	800	25,040
		650,532
TOTAL HOTELS, RESTAURANTS & LEISURE		2,549,217

	Shares	Value
HOUSEHOLD DURABLES - 0.8%
Homebuilding - 0.3%
D.R. Horton, Inc.	2,200	$ 48,400
Household Appliances - 0.5%
Whirlpool Corp.	1,000	84,910
TOTAL HOUSEHOLD DURABLES		133,310
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
Blue Nile, Inc. (a)	2,100	85,386
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.) (a)	400	183,264
MEDIA - 24.4%
Advertising - 0.2%
National CineMedia, Inc.	1,600	42,720
Broadcasting & Cable TV - 7.4%
Clear Channel Communications, Inc.	5,800	203,232
Comcast Corp. Class A	32,900	853,755
Grupo Televisa SA de CV (CPO) sponsored ADR	6,600	196,680
Liberty Media Holding Corp. - Capital Series A (a)	400	44,236
		1,297,903
Movies & Entertainment - 12.4%
Live Nation, Inc. (a)	1,200	26,472
News Corp.:
Class A	46,441	1,073,716
Class B	1,700	41,599
Regal Entertainment Group Class A	100	1,987
The Walt Disney Co.	2,700	92,961
Time Warner, Inc.	44,200	871,624
Viacom, Inc. Class B (non-vtg.) (a)	1,400	57,554
Warner Music Group Corp.	500	8,530
		2,174,443
Publishing - 4.4%
McGraw-Hill Companies, Inc.	7,200	452,736
R.H. Donnelley Corp.	4,400	311,916
		764,652
TOTAL MEDIA		4,279,718
MULTILINE RETAIL - 20.0%
Department Stores - 16.2%
Federated Department Stores, Inc.	25,600	1,153,279
JCPenney Co., Inc.	6,100	501,176
Nordstrom, Inc.	8,400	444,696
Saks, Inc.	25,400	529,336
Sears Holdings Corp. (a)	1,200	216,192
		2,844,679
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - CONTINUED
Department Stores - continued
General Merchandise Stores - 3.8%
Family Dollar Stores, Inc.	4,400	$ 130,328
Target Corp.	9,000	533,340
		663,668
TOTAL MULTILINE RETAIL		3,508,347
PERSONAL PRODUCTS - 1.1%
Personal Products - 1.1%
Bare Escentuals, Inc.	5,200	186,524
SPECIALTY RETAIL - 18.8%
Apparel Retail - 9.6%
Abercrombie & Fitch Co. Class A	1,800	136,224
Aeropostale, Inc. (a)	2,400	96,552
American Eagle Outfitters, Inc.	5,850	175,442
Casual Male Retail Group, Inc. (a)	5,700	67,431
Gymboree Corp. (a)	1,100	44,077
Limited Brands, Inc.	10,700	278,842
Ross Stores, Inc.	5,800	199,520
TJX Companies, Inc.	10,000	269,600
Urban Outfitters, Inc. (a)	9,100	241,241
Zumiez, Inc. (a)	4,200	168,504
		1,677,433
Computer & Electronics Retail - 2.6%
Best Buy Co., Inc.	3,150	153,468
RadioShack Corp.	11,400	308,142
		461,610
Home Improvement Retail - 1.4%
Home Depot, Inc.	4,300	157,982
Lowe's Companies, Inc.	2,700	85,023
		243,005
Specialty Stores - 5.2%
OfficeMax, Inc.	2,500	131,850
PETsMART, Inc.	2,500	82,400
Staples, Inc.	17,150	443,156
Tiffany & Co., Inc.	5,600	254,688
		912,094
TOTAL SPECIALTY RETAIL		3,294,142

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 11.6%
Apparel, Accessories & Luxury Goods - 6.4%
Coach, Inc. (a)	8,400	$ 420,420
Luxottica Group Spa	2,900	92,365
Phillips-Van Heusen Corp.	3,100	182,280
Polo Ralph Lauren Corp. Class A	4,900	431,935
		1,127,000
Footwear - 5.2%
Crocs, Inc.	4,300	203,175
Deckers Outdoor Corp. (a)	5,300	376,406
Iconix Brand Group, Inc. (a)	7,200	146,880
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,362	180,002
		906,463
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,033,463
TOTAL COMMON STOCKS (Cost $15,146,815)		17,347,100
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 5.41% (b) (Cost $208,315)	208,315	208,315
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,355,130)	17,555,415
NET OTHER ASSETS - 0.0%	306
NET ASSETS - 100%	$ 17,555,721
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,461
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $15,397,669. Net unrealized appreciation aggregated $2,157,746, of which $2,358,550 related to appreciated investment securities and $200,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

March 31, 2007

1.814635.102

VNR-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	10,000	$ 307,500
Fluor Corp.	8,200	735,704
Jacobs Engineering Group, Inc. (a)	52,600	2,453,790
		3,496,994
ELECTRICAL EQUIPMENT - 1.8%
Electrical Components & Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	4,700	162,667
Heavy Electrical Equipment - 1.8%
Suzlon Energy Ltd.	34,861	803,205
Vestas Wind Systems AS (a)	106,200	5,949,820
		6,753,025
TOTAL ELECTRICAL EQUIPMENT		6,915,692
ENERGY EQUIPMENT & SERVICES - 30.6%
Oil & Gas Drilling - 12.0%
Diamond Offshore Drilling, Inc.	103,200	8,354,040
GlobalSantaFe Corp.	174,100	10,738,488
Noble Corp.	150,530	11,843,700
Pride International, Inc. (a)	213,200	6,417,320
Transocean, Inc. (a)	108,300	8,848,110
		46,201,658
Oil & Gas Equipment & Services - 18.6%
Baker Hughes, Inc.	80,880	5,348,594
Cameron International Corp. (a)	31,200	1,959,048
Grant Prideco, Inc. (a)	20,000	996,800
Halliburton Co. (d)	167,100	5,303,754
Hanover Compressor Co. (a)	47,200	1,050,200
National Oilwell Varco, Inc. (a)	194,139	15,102,073
Oceaneering International, Inc. (a)	32,900	1,385,748
Schlumberger Ltd. (NY Shares)	339,020	23,426,282
Smith International, Inc.	153,680	7,384,324
Superior Energy Services, Inc. (a)	102,400	3,529,728
Universal Compression Holdings, Inc. (a)	15,600	1,055,808
W-H Energy Services, Inc. (a)	35,400	1,654,596
Weatherford International Ltd. (a)	70,300	3,170,530
		71,367,485
TOTAL ENERGY EQUIPMENT & SERVICES		117,569,143

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 65.8%
Coal & Consumable Fuels - 2.4%
Arch Coal, Inc.	54,450	$ 1,671,071
CONSOL Energy, Inc.	98,600	3,858,218
Foundation Coal Holdings, Inc.	12,000	412,080
Peabody Energy Corp.	85,500	3,440,520
		9,381,889
Integrated Oil & Gas - 25.4%
Chevron Corp.	201,180	14,879,273
ConocoPhillips	362,075	24,747,826
Exxon Mobil Corp.	503,081	37,957,459
Hess Corp.	70,100	3,888,447
Marathon Oil Corp.	45,900	4,536,297
Occidental Petroleum Corp.	135,500	6,681,505
Petroleo Brasileiro SA Petrobras sponsored ADR	28,400	2,826,084
Suncor Energy, Inc.	24,900	1,894,647
		97,411,538
Oil & Gas Exploration & Production - 25.5%
Aurora Oil & Gas Corp. (a)	163,307	426,231
Cabot Oil & Gas Corp.	171,359	11,535,888
Canadian Natural Resources Ltd.	17,200	949,721
Chesapeake Energy Corp.	304,300	9,396,784
EOG Resources, Inc.	163,300	11,649,822
Forest Oil Corp. (a)	12,100	403,777
Goodrich Petroleum Corp.	6,300	211,869
Mariner Energy, Inc. (a)	25,916	495,773
Newfield Exploration Co. (a)	25,400	1,059,434
Noble Energy, Inc.	41,000	2,445,650
Petrohawk Energy Corp. (a)	163,600	2,154,612
Plains Exploration & Production Co. (a)	163,700	7,389,418
Quicksilver Resources, Inc. (a)	126,250	5,020,963
Range Resources Corp.	452,200	15,103,480
Talisman Energy, Inc.	80,500	1,412,611
Ultra Petroleum Corp. (a)	260,500	13,840,365
W&T Offshore, Inc.	58,500	1,692,405
Western Oil Sands, Inc. Class A (a)	36,800	1,086,900
XTO Energy, Inc.	214,800	11,773,188
		98,048,891
Oil & Gas Refining & Marketing - 10.4%
Petroplus Holdings AG	5,140	365,814
Sunoco, Inc.	63,500	4,472,940
Tesoro Corp.	26,400	2,651,352
Valero Energy Corp.	495,224	31,936,996
Western Refining, Inc.	10,900	425,318
		39,852,420
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 2.1%
Williams Companies, Inc.	276,599	$ 7,872,008
TOTAL OIL, GAS & CONSUMABLE FUELS		252,566,746
TOTAL COMMON STOCKS (Cost $292,888,319)		380,548,575
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.41% (b)	3,887,794	3,887,794
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	6,491,050	6,491,050
TOTAL MONEY MARKET FUNDS (Cost $10,378,844)		10,378,844
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $303,267,163)	390,927,419
NET OTHER ASSETS - (1.8)%	(6,906,393)
NET ASSETS - 100%	$ 384,021,026
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,483
Fidelity Securities Lending Cash Central Fund	10,268
Total	$ 23,751
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $304,258,794. Net unrealized appreciation aggregated $86,668,625, of which $87,848,504 related to appreciated investment securities and $1,179,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

March 31, 2007

1.814647.102

VFS-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CAPITAL MARKETS - 16.5%
Asset Management & Custody Banks - 6.1%
Affiliated Managers Group, Inc. (d)	2,600	$ 281,710
American Capital Strategies Ltd.	4,800	212,688
EFG International (a)	450	19,623
Fortress Investment Group LLC	9,600	275,328
Franklin Resources, Inc.	5,000	604,150
Investors Financial Services Corp.	10,000	581,500
Julius Baer Holding AG (Bearer)	2,160	294,659
KKR Private Equity Investors, LP	4,000	97,000
KKR Private Equity Investors, LP Restricted Depositary Units (e)	4,300	104,275
State Street Corp.	11,400	738,150
		3,209,083
Diversified Capital Markets - 1.1%
Credit Suisse Group sponsored ADR	3,700	265,771
UBS AG (NY Shares)	5,400	320,922
		586,693
Investment Banking & Brokerage - 9.3%
Charles Schwab Corp.	24,500	448,105
E*TRADE Financial Corp.	10,600	224,932
Goldman Sachs Group, Inc.	2,600	537,238
Lazard Ltd. Class A	10,300	516,854
MarketAxess Holdings, Inc. (a)	9,100	152,334
Merrill Lynch & Co., Inc.	19,000	1,551,730
Morgan Stanley	16,610	1,308,204
optionsXpress Holdings, Inc.	8,200	193,028
		4,932,425
TOTAL CAPITAL MARKETS		8,728,201
COMMERCIAL BANKS - 16.8%
Diversified Banks - 12.2%
Banco Bilbao Vizcaya Argentaria SA	17,500	429,625
ICICI Bank Ltd. sponsored ADR (d)	5,600	205,800
Kookmin Bank sponsored ADR (d)	1,200	108,180
Mizrahi Tefahot Bank Ltd.	8,700	64,340
U.S. Bancorp, Delaware	22,400	783,328
Unicredito Italiano Spa	56,600	538,695
Wachovia Corp.	37,797	2,080,725
Wells Fargo & Co.	64,900	2,234,507
		6,445,200
Regional Banks - 4.6%
Cathay General Bancorp	8,552	290,597
Center Financial Corp., California	7,900	156,183
Colonial Bancgroup, Inc.	11,400	282,150
Commerce Bancorp, Inc., New Jersey	4,600	153,548
Nara Bancorp, Inc.	5,100	89,301
PNC Financial Services Group, Inc.	12,700	914,019
SVB Financial Group (a)	7,000	340,130

	Shares	Value
Wintrust Financial Corp.	400	$ 17,844
Zions Bancorp	2,200	185,944
		2,429,716
TOTAL COMMERCIAL BANKS		8,874,916
CONSUMER FINANCE - 4.0%
Consumer Finance - 4.0%
American Express Co.	20,340	1,147,176
Capital One Financial Corp. (d)	8,100	611,226
Dollar Financial Corp. (a)	13,210	334,213
		2,092,615
DIVERSIFIED FINANCIAL SERVICES - 15.9%
Other Diversifed Financial Services - 15.0%
Bank of America Corp.	51,249	2,614,724
Citigroup, Inc.	51,330	2,635,282
JPMorgan Chase & Co.	54,938	2,657,900
		7,907,906
Specialized Finance - 0.9%
CBOT Holdings, Inc. Class A (a)	1,200	217,800
Chicago Mercantile Exchange Holdings, Inc. Class A	500	266,230
		484,030
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,391,936
INSURANCE - 31.1%
Insurance Brokers - 1.3%
Hilb Rogal & Hobbs Co.	5,600	274,680
National Financial Partners Corp. (d)	6,900	323,679
Willis Group Holdings Ltd.	3,000	118,740
		717,099
Life & Health Insurance - 5.1%
AFLAC, Inc.	13,000	611,780
MetLife, Inc.	19,810	1,251,002
Prudential Financial, Inc.	9,300	839,418
		2,702,200
Multi-Line Insurance - 8.0%
American International Group, Inc.	48,610	3,267,563
Hartford Financial Services Group, Inc.	9,960	951,977
		4,219,540
Property & Casualty Insurance - 8.3%
ACE Ltd.	26,550	1,514,943
Allied World Assurance Co. Holdings Ltd.	3,600	153,900
Aspen Insurance Holdings Ltd.	14,500	380,045
Axis Capital Holdings Ltd.	12,000	406,320
MBIA, Inc.	7,060	462,359
The Travelers Companies, Inc.	24,000	1,242,480
XL Capital Ltd. Class A	3,300	230,868
		4,390,915
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 8.4%
Endurance Specialty Holdings Ltd.	49,860	$ 1,781,996
Everest Re Group Ltd.	3,300	317,361
IPC Holdings Ltd.	10,400	300,040
Max Re Capital Ltd.	17,099	435,683
Montpelier Re Holdings Ltd.	5,200	90,168
PartnerRe Ltd.	2,100	143,934
Platinum Underwriters Holdings Ltd.	42,000	1,347,360
		4,416,542
TOTAL INSURANCE		16,446,296
REAL ESTATE INVESTMENT TRUSTS - 7.1%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	8,900	137,772
Residential REITs - 2.4%
Equity Lifestyle Properties, Inc.	6,100	329,461
Equity Residential (SBI)	14,890	718,145
UDR, Inc.	8,100	248,022
		1,295,628
Retail REITs - 4.4%
CBL & Associates Properties, Inc.	2,900	130,036
Developers Diversified Realty Corp.	11,600	729,640
General Growth Properties, Inc.	16,400	1,058,948
Simon Property Group, Inc.	3,600	400,500
		2,319,124
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,752,524
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
Real Estate Management & Development - 1.3%
Mitsubishi Estate Co. Ltd.	21,000	686,843
THRIFTS & MORTGAGE FINANCE - 7.3%
Thrifts & Mortgage Finance - 7.3%
BankUnited Financial Corp. Class A	6,000	127,260
Countrywide Financial Corp.	21,302	716,599
Fannie Mae	24,350	1,329,023
Freddie Mac	14,600	868,554

	Shares	Value
Hudson City Bancorp, Inc.	29,079	$ 397,801
MGIC Investment Corp.	1,300	76,596
Radian Group, Inc.	1,500	82,320
Washington Mutual, Inc.	6,600	266,508
		3,864,661
TOTAL COMMON STOCKS (Cost $43,828,525)		52,837,992
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 5.41% (b)	161,714	161,714
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	1,398,550	1,398,550
TOTAL MONEY MARKET FUNDS (Cost $1,560,264)		1,560,264
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $45,388,789)	54,398,256
NET OTHER ASSETS - (3.0)%	(1,568,750)
NET ASSETS - 100%	$ 52,829,506
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,275 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,931
Fidelity Securities Lending Cash Central Fund	1,064
Total	$ 4,995
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $45,523,886. Net unrealized appreciation aggregated $8,874,370, of which $9,341,376 related to appreciated investment securities and $467,006 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2007

1.830285.101

VIPF2005-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.7%
	Shares	Value
Domestic Equity Funds - 39.0%
VIP Contrafund Portfolio Initial Class	15,230	$ 480,516
VIP Equity-Income Portfolio Initial Class	21,030	556,028
VIP Growth & Income Portfolio Initial Class	36,079	559,942
VIP Growth Portfolio Initial Class	15,417	557,628
VIP Mid Cap Portfolio Initial Class	6,261	202,357
VIP Value Portfolio Initial Class	34,594	482,590
VIP Value Strategies Portfolio Initial Class	15,876	203,843
TOTAL DOMESTIC EQUITY FUNDS		3,042,904
International Equity Funds - 9.7%
VIP Overseas Portfolio Initial Class	32,898	754,678
TOTAL EQUITY FUNDS (Cost $3,385,934)		3,797,582
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	60,150	392,177
Investment Grade Fixed-Income Funds - 34.8%
VIP Investment Grade Bond Portfolio Initial Class	218,687	2,716,097
TOTAL FIXED-INCOME FUNDS (Cost $3,096,783)		3,108,274
Short-Term Funds - 11.5%

VIP Money Market Portfolio Initial Class (Cost $896,396)	896,396	896,396
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,379,113)		$ 7,802,252
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,379,231. Net unrealized appreciation aggregated $423,021, of which $445,870 related to appreciated investment securities and $22,849 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2007

1.830288.101

VIPF2010-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 39.9%
VIP Contrafund Portfolio Initial Class	157,212	$ 4,960,037
VIP Equity-Income Portfolio Initial Class	217,530	5,751,488
VIP Growth & Income Portfolio Initial Class	372,814	5,786,077
VIP Growth Portfolio Initial Class	159,413	5,765,963
VIP Mid Cap Portfolio Initial Class	64,602	2,087,946
VIP Value Portfolio Initial Class	356,822	4,977,669
VIP Value Strategies Portfolio Initial Class	163,626	2,100,962
TOTAL DOMESTIC EQUITY FUNDS		31,430,142
International Equity Funds - 10.1%
VIP Overseas Portfolio Initial Class	347,942	7,981,794
TOTAL EQUITY FUNDS (Cost $37,394,556)		39,411,936
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Initial Class	609,596	3,974,567
Investment Grade Fixed-Income Funds - 35.1%
VIP Investment Grade Bond Portfolio Initial Class	2,228,665	27,680,017
TOTAL FIXED-INCOME FUNDS (Cost $31,668,413)		31,654,584
Short-Term Funds - 9.8%

VIP Money Market Portfolio Initial Class (Cost $7,743,809)	7,743,809	7,743,809
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $76,806,778)		$ 78,810,329
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $76,809,364. Net unrealized appreciation aggregated $2,000,965, of which $2,435,325 related to appreciated investment securities and $434,360 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2007

1.830292.101

VIPF2015-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 45.4%
VIP Contrafund Portfolio Initial Class	92,905	$ 2,931,141
VIP Equity-Income Portfolio Initial Class	128,420	3,395,419
VIP Growth & Income Portfolio Initial Class	220,210	3,417,659
VIP Growth Portfolio Initial Class	94,139	3,405,005
VIP Mid Cap Portfolio Initial Class	38,099	1,231,372
VIP Value Portfolio Initial Class	210,972	2,943,060
VIP Value Strategies Portfolio Initial Class	96,556	1,239,775
TOTAL DOMESTIC EQUITY FUNDS		18,563,431
International Equity Funds - 11.6%
VIP Overseas Portfolio Initial Class	207,189	4,752,923
TOTAL EQUITY FUNDS (Cost $21,860,888)		23,316,354
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 6.2%
VIP High Income Portfolio Initial Class	385,282	2,512,037
Investment Grade Fixed-Income Funds - 31.4%
VIP Investment Grade Bond Portfolio Initial Class	1,034,069	12,843,136
TOTAL FIXED-INCOME FUNDS (Cost $15,399,151)		15,355,173
Short-Term Funds - 5.4%

VIP Money Market Portfolio Initial Class (Cost $2,226,264)	2,226,264	2,226,264
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $39,486,303)		$ 40,897,791
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $39,486,695. Net unrealized appreciation aggregated $1,411,096, of which $1,678,975 related to appreciated investment securities and $267,879 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2007

1.830298.101

VIPF2020-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.2%
	Shares	Value
Domestic Equity Funds - 54.3%
VIP Contrafund Portfolio Initial Class	279,782	$ 8,827,122
VIP Equity-Income Portfolio Initial Class	386,745	10,225,538
VIP Growth & Income Portfolio Initial Class	663,009	10,289,901
VIP Growth Portfolio Initial Class	283,460	10,252,750
VIP Mid Cap Portfolio Initial Class	114,754	3,708,843
VIP Value Portfolio Initial Class	635,103	8,859,683
VIP Value Strategies Portfolio Initial Class	290,770	3,733,481
TOTAL DOMESTIC EQUITY FUNDS		55,897,318
International Equity Funds - 13.9%
VIP Overseas Portfolio Initial Class	622,029	14,269,353
TOTAL EQUITY FUNDS (Cost $66,363,607)		70,166,671
Fixed-Income Funds - 31.5%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	1,186,091	7,733,317
Investment Grade Fixed-Income Funds - 24.0%
VIP Investment Grade Bond Portfolio Initial Class	1,983,510	24,635,197
TOTAL FIXED-INCOME FUNDS (Cost $32,424,020)		32,368,514
Short-Term Funds - 0.3%

VIP Money Market Portfolio Initial Class (Cost $328,991)	328,991	328,991
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $99,116,618)		$ 102,864,176
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $99,117,048. Net unrealized appreciation aggregated $3,747,128, of which $4,407,008 related to appreciated investment securities and $659,880 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2007

1.830299.101

VIPF2025-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.2%
	Shares	Value
Domestic Equity Funds - 56.7%
VIP Contrafund Portfolio Initial Class	30,871	$ 973,990
VIP Equity-Income Portfolio Initial Class	42,657	1,127,859
VIP Growth & Income Portfolio Initial Class	73,146	1,135,233
VIP Growth Portfolio Initial Class	31,270	1,131,034
VIP Mid Cap Portfolio Initial Class	12,671	409,523
VIP Value Portfolio Initial Class	70,105	977,967
VIP Value Strategies Portfolio Initial Class	32,109	412,282
TOTAL DOMESTIC EQUITY FUNDS		6,167,888
International Equity Funds - 14.5%
VIP Overseas Portfolio Initial Class	68,808	1,578,462
TOTAL EQUITY FUNDS (Cost $7,096,551)		7,746,350
Fixed-Income Funds - 28.8%

High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Initial Class	126,171	822,638
Investment Grade Fixed-Income Funds - 21.2%
VIP Investment Grade Bond Portfolio Initial Class	185,878	2,308,602
TOTAL FIXED-INCOME FUNDS (Cost $3,125,963)		3,131,240
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,222,514)		$ 10,877,590
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $10,222,749. Net unrealized appreciation aggregated $654,841, of which $694,250 related to appreciated investment securities and $39,409 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2007

1.830294.101

VIPF2030-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value
Domestic Equity Funds - 65.3%
VIP Contrafund Portfolio Initial Class	136,736	$ 4,314,017
VIP Equity-Income Portfolio Initial Class	189,064	4,998,846
VIP Growth & Income Portfolio Initial Class	324,151	5,030,822
VIP Growth Portfolio Initial Class	138,575	5,012,275
VIP Mid Cap Portfolio Initial Class	56,137	1,814,359
VIP Value Portfolio Initial Class	310,477	4,331,157
VIP Value Strategies Portfolio Initial Class	142,261	1,826,636
TOTAL DOMESTIC EQUITY FUNDS		27,328,112
International Equity Funds - 16.7%
VIP Overseas Portfolio Initial Class	304,431	6,983,655
TOTAL EQUITY FUNDS (Cost $32,390,742)		34,311,767
Fixed-Income Funds - 18.0%

High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Initial Class	483,914	3,155,118
Investment Grade Fixed-Income Funds - 10.4%
VIP Investment Grade Bond Portfolio Initial Class	350,969	4,359,039
TOTAL FIXED-INCOME FUNDS (Cost $7,511,607)		7,514,157
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $39,902,349)		$ 41,825,924
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $39,902,583. Net unrealized appreciation aggregated $1,923,341, of which $2,209,023 related to appreciated investment securities and $285,682 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2007

1.830282.101

VIPFINC-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.7%
	Shares	Value
Domestic Equity Funds - 19.7%
VIP Contrafund Portfolio Initial Class	13,025	$ 410,934
VIP Equity-Income Portfolio Initial Class	18,011	476,205
VIP Growth & Income Portfolio Initial Class	30,875	479,183
VIP Growth Portfolio Initial Class	13,199	477,401
VIP Mid Cap Portfolio Initial Class	5,348	172,847
VIP Value Portfolio Initial Class	29,572	412,524
VIP Value Strategies Portfolio Initial Class	13,551	173,998
TOTAL EQUITY FUNDS (Cost $2,436,543)		2,603,092
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	101,334	660,698
Investment Grade Fixed-Income Funds - 35.2%
VIP Investment Grade Bond Portfolio Initial Class	373,061	4,633,413
TOTAL FIXED-INCOME FUNDS (Cost $5,316,910)		5,294,111
Short-Term Funds - 40.1%

VIP Money Market Portfolio Initial Class (Cost $5,279,350)	5,279,350	5,279,350
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $13,032,803)		$ 13,176,553
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $13,033,182. Net unrealized appreciation aggregated $143,371, of which $212,316 related to appreciated investment securities and $68,945 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2007

1.830289.101

VIPFLI-I-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.7%
	Shares	Value
Domestic Equity Funds - 35.7%
VIP Contrafund Portfolio Investor Class	19,192	$ 604,176
VIP Equity-Income Portfolio Investor Class	26,526	700,013
VIP Growth & Income Portfolio Investor Class	45,494	704,249
VIP Growth Portfolio Investor Class	19,443	701,492
VIP Mid Cap Portfolio Investor Class	7,876	253,931
VIP Value Portfolio Investor Class	43,525	606,306
VIP Value Strategies Portfolio Investor Class	19,977	255,703
TOTAL DOMESTIC EQUITY FUNDS		3,825,870
International Equity Funds - 9.0%
VIP Overseas Portfolio Investor Class R	41,850	957,935
TOTAL EQUITY FUNDS (Cost $4,567,830)		4,783,805
Fixed-Income Funds - 44.2%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	83,056	539,862
Investment Grade Fixed-Income Funds - 39.2%
VIP Investment Grade Bond Portfolio Investor Class	338,499	4,194,006
TOTAL FIXED-INCOME FUNDS (Cost $4,738,255)		4,733,868
Short-Term Funds - 11.1%

VIP Money Market Portfolio Investor Class (Cost $1,192,752)	1,192,752	1,192,752
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $10,498,837)		$ 10,710,425
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $10,498,869. Net unrealized appreciation aggregated $211,556, of which $262,264 related to appreciated investment securities and $50,708 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2007

1.830295.101

VIPFLI-II-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.5%
	Shares	Value
Domestic Equity Funds - 48.9%
VIP Contrafund Portfolio Investor Class	43,998	$ 1,385,051
VIP Equity-Income Portfolio Investor Class	60,821	1,605,058
VIP Growth & Income Portfolio Investor Class	104,339	1,615,163
VIP Growth Portfolio Investor Class	44,580	1,608,452
VIP Mid Cap Portfolio Investor Class	18,087	583,118
VIP Value Portfolio Investor Class	99,809	1,390,334
VIP Value Strategies Portfolio Investor Class	45,880	587,264
TOTAL DOMESTIC EQUITY FUNDS		8,774,440
International Equity Funds - 12.6%
VIP Overseas Portfolio Investor Class R	98,184	2,247,433
TOTAL EQUITY FUNDS (Cost $10,626,790)		11,021,873
Fixed-Income Funds - 36.0%

High Yield Fixed-Income Funds - 7.0%
VIP High Income Portfolio Investor Class	193,260	1,256,193
Investment Grade Fixed-Income Funds - 29.0%
VIP Investment Grade Bond Portfolio Investor Class	419,879	5,202,301
TOTAL FIXED-INCOME FUNDS (Cost $6,432,540)		6,458,494
Short-Term Funds - 2.5%

VIP Money Market Portfolio Investor Class (Cost $455,855)	455,855	455,855
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,515,185)		$ 17,936,222
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $17,515,350. Net unrealized appreciation aggregated $420,872, of which $557,543 related to appreciated investment securities and $136,671 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2007

1.830300.101

VIPFLI-III-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 76.5%
	Shares	Value
Domestic Equity Funds - 60.9%
VIP Contrafund Portfolio Investor Class	29,029	$ 913,833
VIP Equity-Income Portfolio Investor Class	40,156	1,059,704
VIP Growth & Income Portfolio Investor Class	68,895	1,066,487
VIP Growth Portfolio Investor Class	29,431	1,061,887
VIP Mid Cap Portfolio Investor Class	11,922	384,353
VIP Value Portfolio Investor Class	65,863	917,468
VIP Value Strategies Portfolio Investor Class	30,245	387,136
TOTAL DOMESTIC EQUITY FUNDS		5,790,868
International Equity Funds - 15.6%
VIP Overseas Portfolio Investor Class R	65,032	1,488,580
TOTAL EQUITY FUNDS (Cost $6,882,849)		7,279,448
Fixed-Income Funds - 23.5%

High Yield Fixed-Income Funds - 7.6%
VIP High Income Portfolio Investor Class	110,809	720,258
Investment Grade Fixed-Income Funds - 15.9%
VIP Investment Grade Bond Portfolio Investor Class	122,010	1,511,703
TOTAL FIXED-INCOME FUNDS (Cost $2,216,286)		2,231,961
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $1,923)	1,923	1,923
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,101,058)		$ 9,513,332
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,101,162. Net unrealized appreciation aggregated $412,170, of which $448,336 related to appreciated investment securities and $36,166 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

March 31, 2007

1.847118.100

VF20-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.7%
	Shares	Value
Domestic Equity Funds - 18.4%
Fidelity Aggressive Growth Fund	40,395	$ 802,254
Fidelity Contrafund	687	44,959
Fidelity Dividend Growth Fund	26,275	834,490
Fidelity Growth Company Fund (a)	642	44,641
Fidelity Large Cap Stock Fund	5,032	89,411
Fidelity Mid-Cap Stock Fund	2,941	91,339
Fidelity Real Estate Investment Portfolio	8,527	321,399
Fidelity Small Cap Independence Fund	16,310	360,120
Fidelity Small Cap Stock Fund	17,944	355,300
Fidelity Small Cap Value Fund	314	4,537
Fidelity Value Fund	4,273	360,873
Fidelity Value Strategies Fund Retail Class	49,520	1,682,196
Spartan Extended Market Index Fund Investor Class	25,172	1,008,885
Spartan Total Market Index Fund Investor Class	29,320	1,176,616
VIP Growth Opportunities Portfolio Investor Class	65,199	1,237,468
TOTAL DOMESTIC EQUITY FUNDS		8,414,488
International Equity Funds - 2.3%
Fidelity International Real Estate Fund	6,585	114,187
Fidelity International Small Cap Opportunities Fund Retail Class (a)	1,351	22,831
Fidelity Overseas Fund	99	4,584
Spartan International Index Fund Investor Class	19,298	887,125
TOTAL INTERNATIONAL EQUITY FUNDS		1,028,727
TOTAL EQUITY FUNDS (Cost $9,262,044)		9,443,215
Fixed-Income Funds - 50.9%

Fixed-Income Funds - 50.9%
Fidelity Capital & Income Fund	183,344	1,657,425
Fidelity Floating Rate High Income Fund Retail Class	229,711	2,287,922
Fidelity High Income Fund	170,169	1,551,943
Fidelity New Markets Income Fund	92,578	1,379,410
Fidelity U.S. Bond Index Fund	1,501,024	16,361,162
TOTAL FIXED-INCOME FUNDS (Cost $23,071,458)		23,237,862
Money Market Funds - 28.4%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $12,997,420)	12,997,420	12,997,420
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $45,330,922)		$ 45,678,497
Legend
(a) Non-income producing
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $45,332,074. Net unrealized appreciation aggregated $346,423, of which $397,493 related to appreciated investment securities and $51,070 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

March 31, 2007

1.847119.100

VF50-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.4%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Aggressive Growth Fund	399,164	$ 7,927,393
Fidelity Contrafund	3,101	203,019
Fidelity Dividend Growth Fund	446,921	14,194,203
Fidelity Equity-Income Fund	119,352	6,949,852
Fidelity Growth Company Fund (a)	2,899	201,535
Fidelity Large Cap Stock Fund	537,494	9,551,264
Fidelity Mid-Cap Stock Fund	6,656	206,721
Fidelity Nasdaq Composite Index Fund	89,745	2,919,396
Fidelity Real Estate Investment Portfolio	63,914	2,408,900
Fidelity Small Cap Independence Fund	71,928	1,588,170
Fidelity Small Cap Stock Fund	19,771	391,475
Fidelity Structured Large Capital Value Fund	194,371	2,933,051
Fidelity Value Fund	127,791	10,791,927
Fidelity Value Strategies Fund	424,955	14,435,721
Spartan Extended Market Index Fund Investor Class	40,312	1,615,689
Spartan Total Market Index Fund Investor Class	258,287	10,365,041
Spartan U.S. Equity Index Fund Investor Class	36,459	1,840,794
VIP Growth Opportunities Portfolio Investor Class	289,344	5,491,758
TOTAL DOMESTIC EQUITY FUNDS		94,015,909
International Equity Funds - 5.7%
Fidelity International Real Estate Fund	89,197	1,546,680
Fidelity International Small Capital Opportunities Fund (a)	26,801	452,935
Fidelity Overseas Fund	446	20,701
Spartan International Index Fund Investor Class	214,362	9,854,225
TOTAL INTERNATIONAL EQUITY FUNDS		11,874,541
TOTAL EQUITY FUNDS (Cost $103,624,208)		105,890,450
Fixed-Income Funds - 39.8%

Fixed-Income Funds - 39.8%
Fidelity Capital & Income Fund	806,109	7,287,225
Fidelity Floating Rate High Income Fund Retail Class	416,992	4,153,239
Fidelity High Income Fund	797,540	7,273,567
Fidelity New Markets Income Fund	280,043	4,172,644
Fidelity U.S. Bond Index Fund	5,408,448	58,952,086
TOTAL FIXED-INCOME FUNDS (Cost $80,936,717)		81,838,761
Money Market Funds - 8.8%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $18,066,113)	18,066,113	$ 18,066,113
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $202,627,038)		$ 205,795,324
Legend
(a) Non-income producing
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $202,628,765. Net unrealized appreciation aggregated $3,166,559, of which $3,750,741 related to appreciated investment securities and $584,182 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

March 31, 2007

1.847120.100

VF70-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.2%
	Shares	Value
Domestic Equity Funds - 61.1%
Fidelity Aggressive Growth Fund	609,147	$ 12,097,669
Fidelity Contrafund	3,942	258,093
Fidelity Dividend Growth Fund	730,405	23,197,677
Fidelity Equity-Income Fund	273,382	15,919,025
Fidelity Growth Company Fund (a)	3,686	256,248
Fidelity Large Cap Stock Fund	785,918	13,965,772
Fidelity Mid Cap Value Fund	75,360	1,315,032
Fidelity Mid-Cap Stock Fund	10,994	341,486
Fidelity Nasdaq Composite Index Fund	191,227	6,220,619
Fidelity Real Estate Investment Portfolio	130,126	4,904,446
Fidelity Small Cap Independence Fund	68,844	1,520,085
Fidelity Small Cap Stock Fund	15,869	314,210
Fidelity Structured Large Capital Value Fund	399,089	6,022,254
Fidelity Value Fund	229,047	19,343,013
Fidelity Value Strategies Fund Retail Class	694,339	23,586,696
Spartan Total Market Index Fund Investor Class	396,463	15,910,053
Spartan U.S. Equity Index Fund Investor Class	138,036	6,969,435
VIP Growth Opportunities Portfolio Investor Class	367,760	6,980,078
TOTAL DOMESTIC EQUITY FUNDS		159,121,891
International Equity Funds - 11.1%
Fidelity Emerging Markets Fund	211,400	5,344,201
Fidelity International Discovery Fund Retail Class	668	26,151
Fidelity International Real Estate Fund	151,156	2,621,040
Fidelity International Small Cap Opportunities Fund Retail Class (a)	332,990	5,627,527
Fidelity Overseas Fund	3,970	184,182
Spartan International Index Fund Investor Class	330,118	15,175,537
TOTAL INTERNATIONAL EQUITY FUNDS		28,978,638
TOTAL EQUITY FUNDS (Cost $183,169,002)		188,100,529
Fixed-Income Funds - 24.5%

Fixed-Income Funds - 24.5%
Fidelity Capital & Income Fund	877,600	7,933,503
Fidelity Floating Rate High Income Fund Retail Class	529,639	5,275,200
Fidelity High Income Fund	868,331	7,919,183
Fidelity New Markets Income Fund	355,690	5,299,775
Fidelity U.S. Bond Index Fund	3,423,445	37,315,545
TOTAL FIXED-INCOME FUNDS (Cost $63,077,522)		63,743,206
Money Market Funds - 3.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $8,703,958)	8,703,958	$ 8,703,958
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $254,950,482)		$ 260,547,693
Legend
(a) Non-income producing
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $254,951,004. Net unrealized appreciation aggregated $5,596,689, of which $6,714,193 related to appreciated investment securities and $1,117,504 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

March 31, 2007

1.847121.100

VF85-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 87.8%
	Shares	Value
Domestic Equity Funds - 71.6%
Fidelity Aggressive Growth Fund	206,937	$ 4,109,760
Fidelity Contrafund	1,608	105,251
Fidelity Dividend Growth Fund	330,919	10,509,991
Fidelity Equity-Income Fund	141,600	8,245,382
Fidelity Export and Multinational Fund	26,868	632,745
Fidelity Growth Company Fund (a)	1,503	104,489
Fidelity Large Cap Stock Fund	364,050	6,469,167
Fidelity Mid Cap Value Fund	41,809	729,565
Fidelity Mid-Cap Stock Fund	5,520	171,444
Fidelity Nasdaq Composite Index Fund	112,629	3,663,815
Fidelity Real Estate Investment Portfolio	79,561	2,998,651
Fidelity Small Cap Independence Fund	39,707	876,728
Fidelity Small Cap Stock Fund	6,473	128,173
Fidelity Small Cap Value Fund	1,473	21,268
Fidelity Structured Large Capital Value Fund	171,934	2,594,487
Fidelity Value Fund	112,193	9,474,731
Fidelity Value Strategies Fund Retail Class	314,684	10,689,828
Spartan Total Market Index Fund Investor Class	177,395	7,118,852
Spartan U.S. Equity Index Fund Investor Class	86,611	4,372,965
VIP Growth Opportunities Portfolio Investor Class	148,869	2,825,538
TOTAL DOMESTIC EQUITY FUNDS		75,842,830
International Equity Funds - 16.2%
Fidelity Emerging Markets Fund	86,273	2,180,987
Fidelity International Discovery Fund Retail Class	107,990	4,224,573
Fidelity International Real Estate Fund	61,686	1,069,642
Fidelity International Small Capital Opportunities Fund Retail Class (a)	179,434	3,032,442
Fidelity Overseas Fund	12,263	568,887
Spartan International Index Fund Investor Class	131,879	6,062,463
TOTAL INTERNATIONAL EQUITY FUNDS		17,138,994
TOTAL EQUITY FUNDS (Cost $90,256,707)		92,981,824
Fixed-Income Funds - 12.2%

Fixed-Income Funds - 12.2%
Fidelity Capital & Income Fund	178,912	1,617,361
Fidelity High Income Fund	177,140	1,615,521
Fidelity New Markets Income Fund	145,072	2,161,578
Fidelity U.S. Bond Index Fund	691,670	7,539,206
TOTAL FIXED-INCOME FUNDS (Cost $12,791,104)		12,933,666
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $33,000)	$ 33,014	$ 33,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $103,080,811)		$ 105,948,490
Legend
(a) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$33,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 22,792
Bear Stearns & Co., Inc.	4,998
HSBC Securities (USA), Inc.	212
Merrill Lynch Government Securities, Inc.	4,998
$ 33,000
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $103,081,527. Net unrealized appreciation aggregated $2,866,963, of which $3,404,874 related to appreciated investment securities and $537,911 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2007

1.799868.103

VIPGR-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.6%
Starbucks Corp. (a)	3,000	$ 94,080
Media - 2.0%
McGraw-Hill Companies, Inc.	1,100	69,168
News Corp. Class B	3,700	90,539
TiVo, Inc. (a)(c)	19,800	125,730
		285,437
Specialty Retail - 3.4%
Best Buy Co., Inc.	3,850	187,572
Home Depot, Inc.	4,000	146,960
Staples, Inc.	6,400	165,376
		499,908
TOTAL CONSUMER DISCRETIONARY		879,425
CONSUMER STAPLES - 10.4%
Beverages - 1.5%
PepsiCo, Inc.	3,400	216,104
Food & Staples Retailing - 1.8%
Walgreen Co.	5,800	266,162
Food Products - 1.3%
Bunge Ltd.	600	49,332
Cosan SA Industria E Comercio (a)	2,100	37,914
Global Bio-Chem Technology Group Co. Ltd.	112,000	28,668
Tyson Foods, Inc. Class A	4,100	79,581
		195,495
Household Products - 2.8%
Colgate-Palmolive Co.	4,400	293,876
Procter & Gamble Co.	1,900	120,004
		413,880
Personal Products - 3.0%
Avon Products, Inc.	11,600	432,216
TOTAL CONSUMER STAPLES		1,523,857
ENERGY - 5.4%
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc. (a)	1,903	148,034
Schlumberger Ltd. (NY Shares)	2,300	158,930
		306,964
Oil, Gas & Consumable Fuels - 3.3%
D1 Oils PLC (a)	8,500	29,774
Tesoro Corp.	900	90,387
Ultra Petroleum Corp. (a)	2,500	132,825
Valero Energy Corp.	3,600	232,164
		485,150
TOTAL ENERGY		792,114

	Shares	Value
FINANCIALS - 3.1%
Capital Markets - 0.7%
Fortress Investment Group LLC	2,200	$ 63,096
Harris & Harris Group, Inc. (a)(c)	2,600	33,592
		96,688
Commercial Banks - 0.4%
Mizuho Financial Group, Inc.	9	57,818
Consumer Finance - 0.8%
American Express Co.	2,200	124,080
Insurance - 1.2%
American International Group, Inc.	2,700	181,494
TOTAL FINANCIALS		460,080
HEALTH CARE - 17.6%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	800	34,592
Alkermes, Inc. (a)	600	9,264
Alnylam Pharmaceuticals, Inc. (a)	7,200	129,600
Amgen, Inc. (a)	600	33,528
Amylin Pharmaceuticals, Inc. (a)(c)	2,900	108,344
Genentech, Inc. (a)	900	73,908
Gilead Sciences, Inc. (a)	1,200	91,800
Telik, Inc. (a)(c)	3,700	20,091
		501,127
Health Care Equipment & Supplies - 1.7%
C.R. Bard, Inc.	1,200	95,412
Medtronic, Inc.	1,400	68,684
St. Jude Medical, Inc. (a)	2,200	82,742
		246,838
Health Care Providers & Services - 3.6%
Acibadem Saglik Hizmetleri AS	6,000	67,241
McKesson Corp.	4,300	251,722
UnitedHealth Group, Inc.	4,100	217,177
		536,140
Life Sciences Tools & Services - 0.4%
Ventana Medical Systems, Inc. (a)	1,300	54,470
Pharmaceuticals - 8.5%
Johnson & Johnson	5,600	337,456
Merck & Co., Inc.	1,800	79,506
Nastech Pharmaceutical Co., Inc. (a)(c)	60,300	650,637
Wyeth	3,500	175,105
		1,242,704
TOTAL HEALTH CARE		2,581,279
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.0%
Honeywell International, Inc.	3,300	151,998
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Fluor Corp.	1,400	$ 125,608
Jacobs Engineering Group, Inc. (a)	1,200	55,980
		181,588
Electrical Equipment - 3.4%
Energy Conversion Devices, Inc. (a)(c)	1,800	62,892
Evergreen Solar, Inc. (a)	7,100	69,225
Q-Cells AG	4,400	282,356
Vestas Wind Systems AS (a)	1,400	78,435
		492,908
Industrial Conglomerates - 2.1%
General Electric Co.	8,500	300,560
Machinery - 0.5%
Deere & Co.	700	76,048
TOTAL INDUSTRIALS		1,203,102
INFORMATION TECHNOLOGY - 43.5%
Communications Equipment - 7.1%
Ciena Corp. (a)	2,600	72,670
Cisco Systems, Inc. (a)	16,600	423,798
Harris Corp.	4,600	234,370
Juniper Networks, Inc. (a)	7,900	155,472
QUALCOMM, Inc.	3,500	149,310
		1,035,620
Computers & Peripherals - 10.0%
Apple, Inc. (a)	9,600	891,935
EMC Corp. (a)	15,700	217,445
Hewlett-Packard Co.	1,800	72,252
Intermec, Inc. (a)(c)	7,438	166,165
QLogic Corp. (a)	1,600	27,200
Sun Microsystems, Inc. (a)	13,900	83,539
		1,458,536
Electronic Equipment & Instruments - 4.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,000	67,090
Jabil Circuit, Inc.	23,100	494,571
Sunpower Corp. Class A (a)	2,200	100,100
		661,761
Internet Software & Services - 6.1%
Akamai Technologies, Inc. (a)(c)	2,500	124,800
aQuantive, Inc. (a)	2,900	80,939
Google, Inc. Class A (sub. vtg.) (a)	600	274,896
Omniture, Inc. (c)	3,000	54,690

	Shares	Value
ValueClick, Inc. (a)	10,000	$ 261,300
Yahoo!, Inc. (a)	3,000	93,870
		890,495
IT Services - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	400	35,308
Semiconductors & Semiconductor Equipment - 8.2%
Cree, Inc. (a)	700	11,522
Cypress Semiconductor Corp. (a)(c)	14,100	261,555
Intel Corp.	5,600	107,128
Marvell Technology Group Ltd. (a)	11,500	193,315
National Semiconductor Corp.	3,200	77,248
Renewable Energy Corp. AS	10,450	236,379
Silicon Motion Technology Corp. sponsored ADR (a)	1,000	22,520
Teradyne, Inc. (a)	17,900	296,066
		1,205,733
Software - 7.4%
Autodesk, Inc. (a)	3,500	131,600
Business Objects SA sponsored ADR (a)	3,760	136,074
Cognos, Inc. (a)	1,900	74,841
Hyperion Solutions Corp. (a)	1,350	69,971
Intuit, Inc. (a)	1,200	32,832
Microsoft Corp.	8,600	239,682
Nintendo Co. Ltd.	400	116,269
Oracle Corp. (a)	8,700	157,731
Salesforce.com, Inc. (a)	700	29,974
Sourcefire, Inc.	5,600	98,728
		1,087,702
TOTAL INFORMATION TECHNOLOGY		6,375,155
MATERIALS - 0.4%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	400	63,972
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	4,000	157,720
Level 3 Communications, Inc. (a)	7,200	43,920
Verizon Communications, Inc.	1,900	72,048
		273,688
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	4,100	159,695
TOTAL TELECOMMUNICATION SERVICES		433,383
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.	1,000	72,040
TOTAL COMMON STOCKS (Cost $12,736,386)		14,384,407
Money Market Funds - 12.1%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	293,935	$ 293,935
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(d)	1,483,185	1,483,185
TOTAL MONEY MARKET FUNDS (Cost $1,777,120)		1,777,120
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $14,513,506)	16,161,527
NET OTHER ASSETS - (10.2)%	(1,498,393)
NET ASSETS - 100%	$ 14,663,134
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security is on loan at period end.
(d) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,141
Fidelity Securities Lending Cash Central Fund	738
Total	$ 2,879
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $14,553,443. Net unrealized appreciation aggregated $1,608,084, of which $2,171,459 related to appreciated investment securities and $563,375 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

March 31, 2007

1.814639.102

VHC-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
BIOTECHNOLOGY - 14.1%
Biotechnology - 14.1%
3SBio, Inc. ADR	20,800	$ 229,216
Alexion Pharmaceuticals, Inc. (a)	800	34,592
Alnylam Pharmaceuticals, Inc. (a)	16,400	295,200
Amgen, Inc. (a)	54,896	3,067,588
Amylin Pharmaceuticals, Inc. (a)	19,400	724,784
Celgene Corp. (a)	30,500	1,600,030
CytRx Corp. (a)	19,500	91,455
deCODE genetics, Inc. (a)(d)	59,338	216,584
Genentech, Inc. (a)	17,514	1,438,250
Gilead Sciences, Inc. (a)	24,300	1,858,950
GTx, Inc. (a)	19,300	393,720
Human Genome Sciences, Inc. (a)	7,200	76,464
Isis Pharmaceuticals, Inc. (a)	7,100	65,817
MannKind Corp. (a)	4,500	64,350
Medarex, Inc. (a)	20,600	266,564
Omrix Biopharmaceuticals, Inc.	14,745	564,291
Transition Therapeutics, Inc. (a)	41,600	57,650
Trubion Pharmaceuticals, Inc.	7,002	137,869
Vertex Pharmaceuticals, Inc. (a)	8,500	238,340
		11,421,714
CAPITAL MARKETS - 0.3%
Asset Management & Custody Banks - 0.3%
Fortress Investment Group LLC	8,600	246,648
CHEMICALS - 1.5%
Diversified Chemicals - 0.3%
Bayer AG	4,400	281,468
Fertilizers & Agricultural Chemicals - 1.2%
Fertilizantes Fosfatados SA (PN)	8,600	199,806
Monsanto Co.	10,500	577,080
Potash Corp. of Saskatchewan, Inc.	1,000	159,930
		936,816
TOTAL CHEMICALS		1,218,284
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.5%
Healthcare Services Group, Inc.	12,491	357,867
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Service Corp. International	14,500	171,970
Weight Watchers International, Inc.	5,500	253,495
		425,465
FOOD PRODUCTS - 2.0%
Agricultural Products - 0.8%
BioMar Holding AS	5,500	316,517
Nutreco Holding NV	4,100	306,974
		623,491

	Shares	Value
Packaged Foods & Meats - 1.2%
Cermaq ASA	12,600	$ 236,301
China Mengniu Dairy Co. Ltd.	58,000	165,905
Groupe Danone	1,000	163,368
Koninklijke Numico NV	4,100	211,458
Marine Harvest ASA (a)	205,000	240,792
		1,017,824
TOTAL FOOD PRODUCTS		1,641,315
HEALTH CARE EQUIPMENT & SUPPLIES - 17.5%
Health Care Equipment - 14.4%
Advanced Medical Optics, Inc. (a)(d)	10,700	398,040
ArthroCare Corp. (a)	8,371	301,691
Aspect Medical Systems, Inc. (a)	13,000	202,670
Baxter International, Inc.	31,020	1,633,823
Becton, Dickinson & Co.	27,100	2,083,719
C.R. Bard, Inc.	38,000	3,021,380
Cochlear Ltd.	4,600	240,879
Electro-Optical Sciences, Inc. (a)(e)	50,420	259,663
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	7,563	17,604
Gen-Probe, Inc. (a)	16,600	781,528
Imaging Dynamics Co. Ltd. (a)	32,200	52,990
Intuitive Surgical, Inc. (a)	2,612	317,541
Kyphon, Inc. (a)	8,600	388,204
NeuroMetrix, Inc. (a)	7,900	76,709
Northstar Neuroscience, Inc.	21,600	276,480
Respironics, Inc. (a)	9,100	382,109
Sirona Dental Systems, Inc.	3,265	112,512
Stereotaxis, Inc. (a)(d)	26,764	318,492
The Spectranetics Corp. (a)	37,891	405,434
Thermogenesis Corp. (a)	123,649	450,082
		11,721,550
Health Care Supplies - 3.1%
Alcon, Inc.	1,900	250,458
Cooper Companies, Inc.	22,457	1,091,859
DJO, Inc. (a)	7,123	269,962
Inverness Medical Innovations, Inc. (a)	15,331	671,191
Merit Medical Systems, Inc. (a)	19,300	242,215
		2,525,685
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		14,247,235
HEALTH CARE PROVIDERS & SERVICES - 22.7%
Health Care Distributors & Services - 3.0%
Cardinal Health, Inc.	15,300	1,116,135
Henry Schein, Inc. (a)	5,500	303,490
McKesson Corp.	18,100	1,059,574
		2,479,199
Health Care Facilities - 6.5%
Brookdale Senior Living, Inc. (d)	86,500	3,863,090
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Bumrungrad Hospital PCL (For. Reg.)	138,200	$ 156,956
Capital Senior Living Corp. (a)	36,500	423,765
Community Health Systems, Inc. (a)	5,500	193,875
Emeritus Corp. (a)	6,700	226,125
Sun Healthcare Group, Inc. (a)	8,800	108,680
VCA Antech, Inc. (a)	7,780	282,492
		5,254,983
Health Care Services - 8.3%
Diagnosticos da America SA (a)	6,000	132,430
Emergency Medical Services Corp. Class A (a)	9,900	291,654
Express Scripts, Inc. (a)	5,000	403,600
HAPC, Inc. unit	29,700	180,576
Health Grades, Inc. (a)	33,237	208,728
Healthways, Inc. (a)(d)	86,787	4,057,292
HMS Holdings Corp. (a)	14,700	321,930
Medco Health Solutions, Inc. (a)	15,600	1,131,468
		6,727,678
Managed Health Care - 4.9%
Health Net, Inc. (a)	5,200	279,812
Humana, Inc. (a)	7,200	417,744
UnitedHealth Group, Inc.	50,970	2,699,881
WellPoint, Inc. (a)	7,700	624,470
		4,021,907
TOTAL HEALTH CARE PROVIDERS & SERVICES		18,483,767
HEALTH CARE TECHNOLOGY - 3.6%
Health Care Technology - 3.6%
Allscripts Healthcare Solutions, Inc. (a)(d)	4,800	128,688
Cerner Corp. (a)(d)	38,170	2,078,357
Eclipsys Corp. (a)	8,533	164,431
Vital Images, Inc. (a)	8,300	276,058
WebMD Health Corp. Class A (a)	5,222	274,834
		2,922,368
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	4,200	215,922
LEISURE EQUIPMENT & PRODUCTS - 0.3%
Leisure Products - 0.3%
Cybex International, Inc. (a)	51,003	271,846

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 4.5%
Life Sciences Tools & Services - 4.5%
Advanced Magnetics, Inc. (a)	9,693	$ 584,197
Affymetrix, Inc. (a)	9,300	279,651
Charles River Laboratories International, Inc. (a)	8,100	374,706
Covance, Inc. (a)	10,000	593,400
Exelixis, Inc. (a)	41,100	408,534
Illumina, Inc. (a)(d)	9,504	278,467
Millipore Corp. (a)(d)	6,800	492,796
Pharmaceutical Product Development, Inc.	7,400	249,306
QIAGEN NV (a)	21,400	367,652
		3,628,709
PERSONAL PRODUCTS - 0.2%
Personal Products - 0.2%
Hengan International Group Co. Ltd.	58,000	169,988
PHARMACEUTICALS - 31.9%
Pharmaceuticals - 31.9%
Adams Respiratory Therapeutics, Inc. (a)	11,495	386,577
Allergan, Inc.	30,850	3,418,797
Barr Pharmaceuticals, Inc. (a)	9,100	421,785
BioMimetic Therapeutics, Inc.	39,145	647,458
Cadence Pharmaceuticals, Inc.	17,619	260,761
Cipla Ltd.	17,416	94,878
Collagenex Pharmaceuticals, Inc. (a)	11,500	155,365
Elan Corp. PLC sponsored ADR (a)	9,300	123,597
Endo Pharmaceuticals Holdings, Inc. (a)	10,800	317,520
Inyx, Inc. (a)	224,400	572,220
Javelin Pharmaceuticals, Inc. (a)	24,680	146,352
Johnson & Johnson	151,219	9,112,457
Merck & Co., Inc.	105,180	4,645,801
Pfizer, Inc.	114,440	2,890,754
Schering-Plough Corp.	22,700	579,077
Wyeth	39,620	1,982,189
Xenoport, Inc. (a)	6,300	175,518
		25,931,106
SOFTWARE - 0.2%
Systems Software - 0.2%
Quality Systems, Inc.	4,452	178,080
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Apparel, Accessories & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)	4,600	235,980
TOTAL COMMON STOCKS (Cost $68,845,989)		81,596,294
Money Market Funds - 10.2%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	640,623	$ 640,623
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	7,702,550	7,702,550
TOTAL MONEY MARKET FUNDS (Cost $8,343,173)		8,343,173
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $77,189,162)	89,939,467
NET OTHER ASSETS - (10.6)%	(8,650,799)
NET ASSETS - 100%	$ 81,288,668
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $277,267 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.	11/1/06	$ 287,394
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,936
Fidelity Securities Lending Cash Central Fund	10,247
Total	$ 18,183
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $77,458,187. Net unrealized appreciation aggregated $12,481,280, of which $14,353,751 related to appreciated investment securities and $1,872,471 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

March 31, 2007

1.814650.102

VCY-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AEROSPACE & DEFENSE - 18.5%
Aerospace & Defense - 18.5%
DRS Technologies, Inc.	5,800	$ 302,586
General Dynamics Corp.	16,200	1,237,680
Goodrich Corp.	7,800	401,544
Honeywell International, Inc.	74,800	3,445,288
Raytheon Co.	26,800	1,405,928
United Technologies Corp.	70,700	4,595,500
		11,388,526
AIR FREIGHT & LOGISTICS - 4.9%
Air Freight & Logistics - 4.9%
C.H. Robinson Worldwide, Inc.	12,900	615,975
Hub Group, Inc. Class A	5,038	146,052
United Parcel Service, Inc. Class B	28,600	2,004,860
UTI Worldwide, Inc.	8,852	217,582
		2,984,469
AIRLINES - 1.5%
Airlines - 1.5%
AirTran Holdings, Inc. (a)(d)	11,200	115,024
UAL Corp. (a)	10,900	416,053
US Airways Group, Inc. (a)	8,800	400,224
		931,301
AUTO COMPONENTS - 0.8%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc.	4,900	463,638
AUTOMOBILES - 0.7%
Automobile Manufacturers - 0.7%
Renault SA	3,700	432,712
BUILDING PRODUCTS - 1.8%
Building Products - 1.8%
Armstrong World Industries, Inc. (a)	6,800	345,780
Masco Corp.	27,120	743,088
		1,088,868
CHEMICALS - 1.8%
Industrial Gases - 1.2%
Airgas, Inc.	17,800	750,270
Specialty Chemicals - 0.6%
Minerals Technologies, Inc.	5,302	329,572
TOTAL CHEMICALS		1,079,842
COMMERCIAL SERVICES & SUPPLIES - 5.0%
Diversified Commercial & Professional Services - 2.5%
Cintas Corp.	15,900	573,990
The Brink's Co.	15,400	977,130
		1,551,120

	Shares	Value
Environmental & Facility Services - 2.5%
Allied Waste Industries, Inc.	50,000	$ 629,500
Waste Management, Inc.	26,700	918,747
		1,548,247
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,099,367
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Harris Corp.	6,100	310,795
CONSTRUCTION & ENGINEERING - 5.6%
Construction & Engineering - 5.6%
Chicago Bridge & Iron Co. NV (NY Shares)	10,500	322,875
Fluor Corp.	9,100	816,452
Foster Wheeler Ltd. (a)	8,649	505,015
Granite Construction, Inc.	5,500	303,930
Jacobs Engineering Group, Inc. (a)	12,400	578,460
Shaw Group, Inc. (a)	29,600	925,592
		3,452,324
ELECTRICAL EQUIPMENT - 7.1%
Electrical Components & Equipment - 5.7%
AMETEK, Inc.	13,250	457,655
Cooper Industries Ltd. Class A	23,800	1,070,762
Emerson Electric Co.	45,300	1,951,977
		3,480,394
Heavy Electrical Equipment - 1.4%
ABB Ltd. sponsored ADR	51,400	883,052
TOTAL ELECTRICAL EQUIPMENT		4,363,446
HOUSEHOLD DURABLES - 1.1%
Home Furnishings - 0.6%
Leggett & Platt, Inc.	15,812	358,458
Household Appliances - 0.5%
Black & Decker Corp.	3,700	301,994
TOTAL HOUSEHOLD DURABLES		660,452
INDUSTRIAL CONGLOMERATES - 23.4%
Industrial Conglomerates - 23.4%
General Electric Co.	297,619	10,523,808
Textron, Inc.	9,000	808,200
Tyco International Ltd.	97,525	3,076,914
		14,408,922
MACHINERY - 12.0%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Oshkosh Truck Co.	8,900	471,700
Industrial Machinery - 11.2%
Danaher Corp.	29,200	2,086,340
Dover Corp.	21,200	1,034,772
Flowserve Corp.	7,300	417,487
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
IDEX Corp.	10,300	$ 524,064
Illinois Tool Works, Inc. (d)	31,200	1,609,920
ITT Corp.	10,800	651,456
SPX Corp.	8,500	596,700
		6,920,739
TOTAL MACHINERY		7,392,439
MARINE - 0.6%
Marine - 0.6%
Kirby Corp. (a)	10,800	377,784
METALS & MINING - 3.6%
Aluminum - 0.6%
Alcoa, Inc.	11,800	400,020
Steel - 3.0%
Arcelor Mittal	9,800	518,322
Carpenter Technology Corp.	4,000	483,040
Reliance Steel & Aluminum Co.	17,300	837,320
		1,838,682
TOTAL METALS & MINING		2,238,702
OIL, GAS & CONSUMABLE FUELS - 1.2%
Coal & Consumable Fuels - 1.2%
Massey Energy Co.	13,400	321,466
Peabody Energy Corp.	10,400	418,496
		739,962
ROAD & RAIL - 7.6%
Railroads - 4.7%
Burlington Northern Santa Fe Corp.	20,300	1,632,729
Union Pacific Corp.	12,200	1,238,910
		2,871,639
Trucking - 2.9%
Con-way, Inc.	7,900	393,736
Knight Transportation, Inc. (d)	12,600	224,532

	Shares	Value
Landstar System, Inc.	19,456	$ 891,863
Old Dominion Freight Lines, Inc. (a)	9,800	282,338
		1,792,469
TOTAL ROAD & RAIL		4,664,108
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Trading Companies & Distributors - 1.2%
UAP Holding Corp.	13,000	336,050
WESCO International, Inc. (a)	6,500	408,070
		744,120
TOTAL COMMON STOCKS (Cost $55,492,051)		60,821,777
Money Market Funds - 3.1%

Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c) (Cost $1,892,725)	1,892,725	1,892,725
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $57,384,776)	62,714,502
NET OTHER ASSETS - (2.0)%	(1,252,633)
NET ASSETS - 100%	$ 61,461,869
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,009
Fidelity Securities Lending Cash Central Fund	1,369
Total	$ 8,378
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $57,452,650. Net unrealized appreciation aggregated $5,261,852, of which $5,977,592 related to appreciated investment securities and $715,740 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2007

1.814640.102

VIPCAP-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.6%
	Shares	Value
Argentina - 3.3%
Cresud S.A.C.I.F. y A. sponsored ADR	37,262	$ 764,989
Inversiones y Representaciones SA sponsored GDR (a)	27,500	526,075
Pampa Holding SA (a)	573,189	445,788
Pampa Holding SA unit (a)(e)	1,800	34,998
TOTAL ARGENTINA		1,771,850
Brazil - 1.1%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	1,000	605,034
Canada - 15.7%
Abitibi-Consolidated, Inc.	832,300	2,321,256
Absolut Resources Corp. (a)	111,000	47,109
Agricore United (ltd. vtg.)	3,700	52,878
Aquiline Resources, Inc. (a)	39,600	286,397
Aquiline Resources, Inc. (a)(e)	32,400	234,325
Canadian Natural Resources Ltd.	25,100	1,385,930
Catalyst Paper Corp. (a)	392,200	1,222,918
NuVista Energy Ltd. (a)	34,900	450,703
ProEx Energy Ltd. (a)	45,200	593,114
Saskatchewan Wheat Pool, Inc. (a)	37,300	268,794
Saskatchewan Wheat Pool, Inc. subscription receipt
12/31/99 (a)	3,700	26,439
12/31/99 (a)(e)	143,700	1,026,829
Suncor Energy, Inc.	8,000	608,722
TOTAL CANADA		8,525,414
Cayman Islands - 2.0%
GlobalSantaFe Corp.	17,600	1,085,568
Czech Republic - 2.0%
Philip Morris CR AS	2,350	1,080,511
France - 3.0%
Renault SA	13,896	1,625,127
Germany - 4.7%
E.ON AG	9,400	1,273,512
Lanxess AG (a)	24,200	1,246,504
TOTAL GERMANY		2,520,016
Italy - 3.3%
Fiat Spa (d)	70,500	1,778,380
Japan - 16.2%
Advantest Corp.	3,800	168,365
Aiful Corp.	9,050	280,340
Canon, Inc.	16,200	869,616
Credit Saison Co. Ltd.	3,300	108,203
Csk Holdings Corp.	4,100	171,406
Dowa Holdings Co. Ltd.	15,000	151,796
Eisai Co. Ltd.	3,100	148,575
Fanuc Ltd.	2,200	203,860
Fast Retailing Co. Ltd. (d)	2,000	154,733

	Shares	Value
Honda Motor Co. Ltd.	4,900	$ 170,863
Kao Corp.	6,000	175,435
Kose Corp.	29,100	859,442
Kubota Corp.	116,000	1,012,003
Kuraray Co. Ltd.	25,500	274,460
Kyocera Corp.	2,100	197,309
Marui Co. Ltd.	10,900	133,114
Millea Holdings, Inc.	19,163	706,219
Mitsubishi Corp.	8,000	184,697
Odakyu Electric Railway Co. Ltd.	24,000	175,203
SFCG Co. Ltd.	2,520	449,549
Shin-Etsu Chemical Co. Ltd.	2,600	158,206
Softbank Corp. (d)	5,500	140,881
Sony Corp. (d)	2,700	136,323
Sumitomo Realty & Development Co. Ltd.	3,800	143,539
Takeda Pharamaceutical Co. Ltd.	2,500	163,712
Takefuji Corp.	20,740	832,557
TDK Corp.	2,100	181,834
Tokyo Electron Ltd.	2,100	146,283
Toyota Motor Corp.	2,300	147,384
Toyota Tsusho Corp.	5,400	137,391
TOTAL JAPAN		8,783,298
Luxembourg - 1.9%
SES SA FDR unit	52,665	998,969
Netherlands - 8.3%
CNH Global NV	44,700	1,666,863
Koninklijke Philips Electronics NV	38,700	1,474,470
Nutreco Holding NV	18,000	1,347,689
TOTAL NETHERLANDS		4,489,022
Philippines - 1.2%
DMCI Holdings, Inc.	1,786,000	267,204
Semirara Mining Corp.	685,300	391,600
TOTAL PHILIPPINES		658,804
South Africa - 5.1%
Gold Fields Ltd.	18,000	332,640
Gold Fields Ltd. sponsored ADR	131,600	2,431,968
TOTAL SOUTH AFRICA		2,764,608
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	2,633	613,623
United Kingdom - 4.1%
AstraZeneca PLC (United Kingdom)	21,900	1,174,935
Benfield Group PLC	161,200	1,028,577
TOTAL UNITED KINGDOM		2,203,512
United States of America - 11.6%
Deere & Co.	16,000	1,738,240
Monsanto Co.	19,100	1,049,736
Newmont Mining Corp.	24,800	1,041,352
Common Stocks - continued
	Shares	Value
United States of America - continued
Synthes, Inc.	14,032	$ 1,731,776
Virgin Media, Inc.	28,985	731,871
TOTAL UNITED STATES OF AMERICA		6,292,975
TOTAL COMMON STOCKS (Cost $41,362,642)		45,796,711
Money Market Funds - 16.3%

Fidelity Cash Central Fund, 5.41% (b)	6,567,178	6,567,178
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	2,269,930	2,269,930
TOTAL MONEY MARKET FUNDS (Cost $8,837,108)		8,837,108
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $50,199,750)	54,633,819
NET OTHER ASSETS - (0.9)%	(481,886)
NET ASSETS - 100%	$ 54,151,933
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
249,573 AUD	April 2007	$ 201,831	$ 1,831
363,024 CHF	April 2007	299,125	(875)
976,101 EUR	April 2007	1,304,763	4,763
458,811 GBP	April 2007	902,846	2,846
105,233,400 JPY	April 2007	895,257	(4,743)
		$ 3,603,822	$ 3,822
(Payable Amount $3,600,000)

The value of contracts to buy as a percentage of net assets - 6.8%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,296,152 or 2.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,997
Fidelity Securities Lending Cash Central Fund	7,622
Total	$ 58,619
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $50,300,651. Net unrealized appreciation aggregated $4,333,168, of which $5,141,653 related to appreciated investment securities and $808,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2005 Portfolio

March 31, 2007

1.830286.101

VIPIFF2005-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.7%
	Shares	Value
Domestic Equity Funds - 39.0%
VIP Contrafund Portfolio Investor Class	10,710	$ 337,141
VIP Equity-Income Portfolio Investor Class	14,799	390,538
VIP Growth & Income Portfolio Investor Class	25,387	392,993
VIP Growth Portfolio Investor Class	10,843	391,233
VIP Mid Cap Portfolio Investor Class	4,405	142,025
VIP Value Portfolio Investor Class	24,301	338,515
VIP Value Strategies Portfolio Investor Class	11,175	143,037
TOTAL DOMESTIC EQUITY FUNDS		2,135,482
International Equity Funds - 9.7%
VIP Overseas Portfolio Investor Class R	23,071	528,088
TOTAL EQUITY FUNDS (Cost $2,518,017)		2,663,570
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	42,268	274,744
Investment Grade Fixed-Income Funds - 34.8%
VIP Investment Grade Bond Portfolio Investor Class	153,862	1,906,354
TOTAL FIXED-INCOME FUNDS (Cost $2,161,222)		2,181,098
Short-Term Funds - 11.5%

VIP Money Market Portfolio Investor Class (Cost $628,702)	628,702	628,702
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,307,941)		$ 5,473,370
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $5,307,954. Net unrealized appreciation aggregated $165,416, of which $186,276 related to appreciated investment securities and $20,860 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2010 Portfolio

March 31, 2007

1.830287.101

VIPIFF2010-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 39.8%
VIP Contrafund Portfolio Investor Class	70,675	$ 2,224,858
VIP Equity-Income Portfolio Investor Class	97,806	2,581,092
VIP Growth & Income Portfolio Investor Class	167,739	2,596,600
VIP Growth Portfolio Investor Class	71,671	2,585,904
VIP Mid Cap Portfolio Investor Class	29,057	936,802
VIP Value Portfolio Investor Class	160,262	2,232,452
VIP Value Strategies Portfolio Investor Class	73,701	943,371
TOTAL DOMESTIC EQUITY FUNDS		14,101,079
International Equity Funds - 10.2%
VIP Overseas Portfolio Investor Class R	157,240	3,599,213
TOTAL EQUITY FUNDS (Cost $16,875,100)		17,700,292
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	274,108	1,781,702
Investment Grade Fixed-Income Funds - 35.1%
VIP Investment Grade Bond Portfolio Investor Class	1,002,254	12,417,924
TOTAL FIXED-INCOME FUNDS (Cost $14,151,415)		14,199,626
Short-Term Funds - 9.8%

VIP Money Market Portfolio Investor Class (Cost $3,478,914)	3,478,915	3,478,915
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $34,505,429)		$ 35,378,833
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $34,505,606. Net unrealized appreciation aggregated $873,227, of which $1,022,336 related to appreciated investment securities and $149,109 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

March 31, 2007

1.830290.101

VIPIFF2015-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 45.4%
VIP Contrafund Portfolio Investor Class	102,522	$ 3,227,406
VIP Equity-Income Portfolio Investor Class	141,767	3,741,237
VIP Growth & Income Portfolio Investor Class	243,166	3,764,210
VIP Growth Portfolio Investor Class	103,899	3,748,674
VIP Mid Cap Portfolio Investor Class	42,061	1,356,062
VIP Value Portfolio Investor Class	232,544	3,239,339
VIP Value Strategies Portfolio Investor Class	106,679	1,365,497
TOTAL DOMESTIC EQUITY FUNDS		20,442,425
International Equity Funds - 11.6%
VIP Overseas Portfolio Investor Class R	228,561	5,231,769
TOTAL EQUITY FUNDS (Cost $24,498,540)		25,674,194
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 6.2%
VIP High Income Portfolio Investor Class	425,044	2,762,785
Investment Grade Fixed-Income Funds - 31.4%
VIP Investment Grade Bond Portfolio Investor Class	1,141,089	14,138,096
TOTAL FIXED-INCOME FUNDS (Cost $16,800,135)		16,900,881
Short-Term Funds - 5.4%

VIP Money Market Portfolio Investor Class (Cost $2,447,770)	2,447,770	2,447,770
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $43,746,445)		$ 45,022,845
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $43,746,497. Net unrealized appreciation aggregated $1,276,348, of which $1,459,242 related to appreciated investment securities and $182,894 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2020 Portfolio

March 31, 2007

1.830296.101

VIPIFF2020-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.2%
	Shares	Value
Domestic Equity Funds - 54.3%
VIP Contrafund Portfolio Investor Class	151,905	$ 4,781,973
VIP Equity-Income Portfolio Investor Class	210,036	5,542,850
VIP Growth & Income Portfolio Investor Class	360,198	5,575,872
VIP Growth Portfolio Investor Class	153,908	5,553,014
VIP Mid Cap Portfolio Investor Class	62,332	2,009,591
VIP Value Portfolio Investor Class	344,522	4,799,197
VIP Value Strategies Portfolio Investor Class	158,072	2,023,321
TOTAL DOMESTIC EQUITY FUNDS		30,285,818
International Equity Funds - 13.9%
VIP Overseas Portfolio Investor Class R	337,896	7,734,449
TOTAL EQUITY FUNDS (Cost $36,647,845)		38,020,267
Fixed-Income Funds - 31.5%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Investor Class	644,156	4,187,017
Investment Grade Fixed-Income Funds - 24.0%
VIP Investment Grade Bond Portfolio Investor Class	1,078,431	13,361,761
TOTAL FIXED-INCOME FUNDS (Cost $17,519,116)		17,548,778
Short-Term Funds - 0.3%

VIP Money Market Portfolio Investor Class (Cost $179,263)	179,263	179,263
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $54,346,224)		$ 55,748,308
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $54,347,040. Net unrealized appreciation aggregated $1,401,268, of which $1,780,876 related to appreciated investment securities and $379,608 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2025 Portfolio

March 31, 2007

1.830297.101

VIPIFF2025-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.3%
	Shares	Value
Domestic Equity Funds - 56.8%
VIP Contrafund Portfolio Investor Class	48,725	$ 1,533,873
VIP Equity-Income Portfolio Investor Class	67,356	1,777,518
VIP Growth & Income Portfolio Investor Class	115,511	1,788,103
VIP Growth Portfolio Investor Class	49,349	1,780,518
VIP Mid Cap Portfolio Investor Class	19,995	644,636
VIP Value Portfolio Investor Class	110,481	1,539,001
VIP Value Strategies Portfolio Investor Class	50,720	649,220
TOTAL DOMESTIC EQUITY FUNDS		9,712,869
International Equity Funds - 14.5%
VIP Overseas Portfolio Investor Class R	108,447	2,482,351
TOTAL EQUITY FUNDS (Cost $11,693,943)		12,195,220
Fixed-Income Funds - 28.7%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Investor Class	198,779	1,292,061
Investment Grade Fixed-Income Funds - 21.2%
VIP Investment Grade Bond Portfolio Investor Class	292,624	3,625,613
TOTAL FIXED-INCOME FUNDS (Cost $4,903,733)		4,917,674
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $16,597,676)		$ 17,112,894
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $16,597,775. Net unrealized appreciation aggregated $515,119, of which $605,191 related to appreciated investment securities and $90,072 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2030 Portfolio

March 31, 2007

1.830291.101

VIPIFF2030-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.1%
	Shares	Value
Domestic Equity Funds - 65.4%
VIP Contrafund Portfolio Investor Class	63,756	$ 2,007,043
VIP Equity-Income Portfolio Investor Class	88,208	2,327,814
VIP Growth & Income Portfolio Investor Class	151,217	2,340,833
VIP Growth Portfolio Investor Class	64,634	2,331,998
VIP Mid Cap Portfolio Investor Class	26,177	843,934
VIP Value Portfolio Investor Class	144,494	2,012,805
VIP Value Strategies Portfolio Investor Class	66,366	849,486
TOTAL DOMESTIC EQUITY FUNDS		12,713,913
International Equity Funds - 16.7%
VIP Overseas Portfolio Investor Class R	141,496	3,238,841
TOTAL EQUITY FUNDS (Cost $15,398,281)		15,952,754
Fixed-Income Funds - 17.9%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Investor Class	224,902	1,461,865
Investment Grade Fixed-Income Funds - 10.4%
VIP Investment Grade Bond Portfolio Investor Class	162,923	2,018,622
TOTAL FIXED-INCOME FUNDS (Cost $3,460,874)		3,480,487
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $18,859,155)		$ 19,433,241
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $18,859,628. Net unrealized appreciation aggregated $573,613, of which $708,657 related to appreciated investment securities and $135,044 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom Income Portfolio

March 31, 2007

1.830283.101

VIPIFFINC-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.7%
	Shares	Value
Domestic Equity Funds - 19.7%
VIP Contrafund Portfolio Investor Class	11,956	$ 376,379
VIP Equity-Income Portfolio Investor Class	16,528	436,175
VIP Growth & Income Portfolio Investor Class	28,368	439,136
VIP Growth Portfolio Investor Class	12,113	437,033
VIP Mid Cap Portfolio Investor Class	4,909	158,281
VIP Value Portfolio Investor Class	27,136	378,007
VIP Value Strategies Portfolio Investor Class	12,461	159,507
TOTAL EQUITY FUNDS (Cost $2,278,167)		2,384,518
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	93,404	607,127
Investment Grade Fixed-Income Funds - 35.2%
VIP Investment Grade Bond Portfolio Investor Class	344,371	4,266,754
TOTAL FIXED-INCOME FUNDS (Cost $4,841,584)		4,873,881
Short-Term Funds - 40.1%

VIP Money Market Portfolio Investor Class (Cost $4,858,717)	4,858,717	4,858,717
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,978,468)		$ 12,117,116
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $11,978,472. Net unrealized appreciation aggregated $138,644, of which $164,642 related to appreciated investment securities and $25,998 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

March 31, 2007

1.799880.103

VIPRE-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Commercial & Professional Services - 0.5%
The Geo Group, Inc. (a)	31,650	$ 1,434,378
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Health Care Facilities - 1.1%
Brookdale Senior Living, Inc.	48,000	2,143,680
Capital Senior Living Corp. (a)	40,200	466,722
Sun Healthcare Group, Inc. (a)	27,100	334,685
TOTAL HEALTH CARE FACILITIES		2,945,087
HOTELS, RESTAURANTS & LEISURE - 3.4%
Hotels, Resorts & Cruise Lines - 3.4%
Hilton Hotels Corp.	25,600	920,576
Starwood Hotels & Resorts Worldwide, Inc.	135,900	8,813,115
TOTAL HOTELS, RESORTS & CRUISE LINES		9,733,691
REAL ESTATE INVESTMENT TRUSTS - 92.2%
Diversified REITs - 0.3%
British Land Co. PLC	28,800	865,980
Industrial REITs - 1.5%
DCT Industrial Trust, Inc.	362,500	4,288,375
REITs - Apartments - 14.5%
Archstone-Smith Trust	19,000	1,031,320
AvalonBay Communities, Inc.	49,200	6,396,000
BRE Properties, Inc. Class A	150,100	9,478,815
Equity Residential (SBI)	327,500	15,795,325
GMH Communities Trust	144,900	1,447,551
Home Properties of New York, Inc.	132,900	7,018,449
TOTAL REITS - APARTMENTS		41,167,460
REITs - Factory Outlets - 2.3%
Tanger Factory Outlet Centers, Inc.	162,500	6,563,375
REITs - Hotels - 5.0%
Hersha Hospitality Trust	62,900	740,962
Host Hotels & Resorts, Inc.	420,647	11,067,223
Strategic Hotel & Resorts, Inc.	102,900	2,353,323
TOTAL REITS - HOTELS		14,161,508
REITs - Industrial Buildings - 16.3%
Duke Realty LP	320,620	13,937,351

	Shares	Value
ProLogis Trust	253,516	$ 16,460,794
Public Storage, Inc.	166,740	15,785,276
TOTAL REITS - INDUSTRIAL BUILDINGS		46,183,421
REITs - Malls - 16.2%
CBL & Associates Properties, Inc.	120,600	5,407,704
General Growth Properties, Inc.	294,451	19,012,701
Simon Property Group, Inc.	173,640	19,317,451
Taubman Centers, Inc.	38,000	2,203,620
TOTAL REITS - MALLS		45,941,476
REITs - Management/Investment - 1.5%
Equity Lifestyle Properties, Inc.	39,841	2,151,812
Mission West Properties, Inc.	87,500	1,265,250
Unibail (Reg.)	2,600	787,972
TOTAL REITS - MANAGEMENT/INVESTMENT		4,205,034
REITs - Mortgage - 0.2%
HomeBanc Mortgage Corp., Georgia	157,800	550,722
REITs - Office Buildings - 17.9%
Alexandria Real Estate Equities, Inc.	100,300	10,067,111
American Financial Realty Trust (SBI)	269,300	2,714,544
Boston Properties, Inc.	91,200	10,706,880
Corporate Office Properties Trust (SBI)	154,700	7,066,696
Highwoods Properties, Inc. (SBI)	121,100	4,782,239
Kilroy Realty Corp.	86,900	6,408,875
SL Green Realty Corp.	44,600	6,118,228
Sovran Self Storage, Inc.	52,500	2,909,025
TOTAL REITS - OFFICE BUILDINGS		50,773,598
REITs - Shopping Centers - 13.0%
Developers Diversified Realty Corp.	100,000	6,290,000
Equity One, Inc.	32,100	850,650
Inland Real Estate Corp.	212,600	3,899,084
Kimco Realty Corp.	136,815	6,668,363
Vornado Realty Trust	159,300	19,010,862
TOTAL REITS - SHOPPING CENTERS		36,718,959
Residential REITs - 3.5%
UDR, Inc.	319,100	9,770,842
TOTAL REAL ESTATE INVESTMENT TRUSTS		261,190,750
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Management & Development - 1.4%
Brookfield Properties Corp.	99,300	4,001,790
TOTAL COMMON STOCKS (Cost $218,248,407)		279,305,696
Money Market Funds - 0.2%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b) (Cost $468,492)	468,492	$ 468,492
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $218,716,899)	279,774,188
NET OTHER ASSETS - 1.2%	3,391,213
NET ASSETS - 100%	$ 283,165,401
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,875
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $219,783,589. Net unrealized appreciation aggregated $59,990,599, of which $65,386,046 related to appreciated investment securities and $5,395,447 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2007

1.799886.103

VIPSI-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.0%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 315,000	$ 195,710
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		20,000	21,642
TOTAL CONVERTIBLE BONDS			217,352
Nonconvertible Bonds - 29.9%
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.2%
Affinia Group, Inc. 9% 11/30/14		345,000	339,825
Delco Remy International, Inc.:
9.375% 4/15/12		25,000	4,000
11% 5/1/09		40,000	6,600
Visteon Corp. 7% 3/10/14		400,000	350,000
			700,425
Automobiles - 0.3%
General Motors Corp.:
8.375% 7/5/33	EUR	50,000	63,451
8.375% 7/15/33		765,000	684,675
			748,126
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		175,000	192,500
Hotels, Restaurants & Leisure - 1.1%
Carrols Corp. 9% 1/15/13		355,000	363,875
Gaylord Entertainment Co.:
6.75% 11/15/14		130,000	126,588
8% 11/15/13		100,000	102,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		245,000	241,938
Mandalay Resort Group:
6.375% 12/15/11		80,000	80,200
6.5% 7/31/09		20,000	20,225
MGM Mirage, Inc.:
6% 10/1/09		40,000	40,050
6.625% 7/15/15		450,000	434,813
6.75% 9/1/12		45,000	44,888
6.75% 4/1/13		110,000	108,625
6.875% 4/1/16		310,000	301,475
8.5% 9/15/10		50,000	53,563
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	99,750
Scientific Games Corp. 6.25% 12/15/12		40,000	38,900

		Principal Amount (d)	Value
Six Flags, Inc.:
9.625% 6/1/14		$ 75,000	$ 70,500
9.75% 4/15/13		470,000	447,675
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	94,288
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		23,000	20,700
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	47,790
Vail Resorts, Inc. 6.75% 2/15/14		225,000	225,000
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		230,000	179,400
9% 1/15/12		30,000	30,900
			3,173,643
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		50,000	43,625
7.75% 5/15/13		65,000	57,363
Meritage Homes Corp. 6.25% 3/15/15		90,000	81,000
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		80,000	87,200
			269,188
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	40,000
Media - 2.4%
AMC Entertainment, Inc. 11% 2/1/16		120,000	136,800
Cablemas SA de CV 9.375% 11/15/15		300,000	334,500
CanWest Media, Inc. 8% 9/15/12		40,000	41,600
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		485,000	503,188
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		180,000	189,684
10.25% 9/15/10		130,000	136,825
CSC Holdings, Inc.:
7.25% 4/15/12 (g)(h)		170,000	169,150
7.625% 4/1/11		40,000	41,000
7.625% 7/15/18		730,000	737,300
7.875% 2/15/18		770,000	791,175
EchoStar Communications Corp.:
6.375% 10/1/11		45,000	45,113
6.625% 10/1/14		790,000	794,977
7.125% 2/1/16		270,000	278,775
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	14,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
iesy Repository GmbH 10.375% 2/15/15 (g)		$ 130,000	$ 138,450
Liberty Media Corp.:
5.7% 5/15/13		300,000	284,250
8.25% 2/1/30		320,000	319,907
8.5% 7/15/29		480,000	491,004
MediMedia USA, Inc. 11.375% 11/15/14 (g)		50,000	52,563
PanAmSat Corp.:
9% 8/15/14		165,000	178,200
9% 6/15/16 (g)		120,000	132,000
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	117,425
10.375% 9/1/14 (g)		595,000	667,888
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		160,000	154,000
Videotron Ltee 6.875% 1/15/14		125,000	125,938
			6,875,912
Specialty Retail - 0.6%
AutoNation, Inc.:
7% 4/15/14		255,000	256,913
7.36% 4/15/13 (h)		60,000	60,450
Michaels Stores, Inc.:
0% 11/1/16 (e)(g)		30,000	18,900
10% 11/1/14 (g)		260,000	278,525
11.375% 11/1/16 (g)		525,000	565,688
Sally Holdings LLC:
9.25% 11/15/14 (g)		80,000	82,400
10.5% 11/15/16 (g)		370,000	381,100
			1,643,976
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		385,000	411,950
9.75% 1/15/15		290,000	316,825
			728,775
TOTAL CONSUMER DISCRETIONARY			14,372,545
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		100,000	106,950
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		100,000	109,850
Gruma SA de CV 7.75%		275,000	283,938
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	105,600

		Principal Amount (d)	Value
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 25,000	$ 26,000
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	117,000
Swift & Co.:
10.125% 10/1/09		70,000	72,100
12.5% 1/1/10		112,000	117,600
			832,088
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	78,000
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	40,200
TOTAL CONSUMER STAPLES			1,057,238
ENERGY - 3.2%
Energy Equipment & Services - 0.5%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17		70,000	68,950
CHC Helicopter Corp. 7.375% 5/1/14		240,000	235,200
Complete Production Services, Inc. 8% 12/15/16 (g)		240,000	246,000
Hanover Compressor Co.:
7.5% 4/15/13		40,000	40,700
9% 6/1/14		125,000	134,688
Ocean Rig Norway AS 8.375% 7/1/13 (g)		60,000	63,600
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		305,000	372,405
Seabulk International, Inc. 9.5% 8/15/13		135,000	146,138
			1,307,681
Oil, Gas & Consumable Fuels - 2.7%
ANR Pipeline, Inc. 7.375% 2/15/24		115,000	130,669
Atlas Pipeline Partners LP 8.125% 12/15/15		70,000	71,750
Berry Petroleum Co. 8.25% 11/1/16		150,000	149,625
Chaparral Energy, Inc.:
8.5% 12/1/15		130,000	129,025
8.875% 2/1/17 (g)		110,000	111,100
Chesapeake Energy Corp.:
6.5% 8/15/17		460,000	452,525
6.875% 11/15/20		390,000	388,050
7.5% 9/15/13		40,000	41,850
7.5% 6/15/14		35,000	36,575
7.625% 7/15/13		430,000	455,800
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	276,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Drummond Co., Inc. 7.375% 2/15/16 (g)		$ 140,000	$ 133,700
Energy Partners Ltd. 8.75% 8/1/10		155,000	162,363
EXCO Resources, Inc. 7.25% 1/15/11		10,000	10,025
Harvest Operations Corp. 7.875% 10/15/11		50,000	48,000
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	35,630
Massey Energy Co. 6.875% 12/15/13		425,000	403,750
Pan American Energy LLC 7.75% 2/9/12 (g)		265,000	271,956
Peabody Energy Corp.:
7.375% 11/1/16		300,000	314,250
7.875% 11/1/26		300,000	320,250
Pemex Project Funding Master Trust:
6.625% 6/15/35		310,000	319,300
7.375% 12/15/14		150,000	165,675
Petrohawk Energy Corp. 9.125% 7/15/13		310,000	329,778
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		344,247	343,387
8.22% 4/1/17 (g)		200,000	203,000
Pogo Producing Co.:
6.875% 10/1/17		210,000	205,275
7.875% 5/1/13		135,000	137,025
Range Resources Corp. 7.375% 7/15/13		100,000	102,500
Ship Finance International Ltd. 8.5% 12/15/13		145,000	148,625
Southern Star Central Corp. 6.75% 3/1/16		90,000	90,576
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		70,000	71,225
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	21,380
7.5% 4/1/17		445,000	496,175
7.625% 4/1/37		50,000	57,250
8.375% 6/15/32		40,000	49,400
Venoco, Inc. 8.75% 12/15/11		70,000	70,175
Williams Companies, Inc.:
7.5% 1/15/31		180,000	189,000
7.625% 7/15/19		140,000	150,850
7.75% 6/15/31		20,000	21,100
7.875% 9/1/21		15,000	16,500
8.75% 3/15/32		90,000	102,600

		Principal Amount (d)	Value
YPF SA:
10% 11/2/28		$ 200,000	$ 243,250
yankee 9.125% 2/24/09		65,000	68,088
			7,545,602
TOTAL ENERGY			8,853,283
FINANCIALS - 4.8%
Capital Markets - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13		240,000	249,000
Commercial Banks - 1.3%
Banca Popolare di Lodi Investor Trust III 6.742% (h)	EUR	50,000	72,354
Banco Nacional de Desenvolvimento Economico e Social 5.667% 6/16/08 (h)		915,000	905,850
Development Bank of Philippines 8.375% (h)		300,000	319,125
European Investment Bank 4% 10/15/37	EUR	100,000	125,445
Inter-American Development Bank 6.625% 4/17/17	PEN	400,000	129,119
JPMorgan Chase Bank 4.375% 11/30/21 (h)	EUR	100,000	130,053
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		200,000	207,500
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		400,000	431,000
Rabobank Nederland 4.25% 1/16/17	EUR	325,000	431,313
SMFG Finance Ltd. 6.164% (h)	GBP	50,000	96,484
Standard Chartered Bank 4.206% 3/28/18 (h)	EUR	100,000	133,434
UniCredito Italiano Capital Trust I 4.028% (h)	EUR	140,000	172,911
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		200,000	208,260
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		200,000	213,000
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		100,000	107,630
			3,683,478
Consumer Finance - 1.1%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		80,000	81,000
Ford Motor Credit Co. 9.875% 8/10/11		380,000	402,422
General Motors Acceptance Corp.:
6.75% 12/1/14		505,000	494,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
6.875% 9/15/11		$ 295,000	$ 292,788
6.875% 8/28/12		360,000	358,550
8% 11/1/31		1,420,000	1,522,950
			3,152,610
Diversified Financial Services - 1.5%
BA Covered Bond 4.125% 4/5/12	EUR	600,000	797,040
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	600,000	793,545
Canada Housing Trust No.1 4.65% 9/15/09	CAD	550,000	482,450
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		185,000	191,938
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	50,000	65,942
Cerro Negro Finance Ltd. 7.33% 12/1/09		141,000	139,590
Credit Suisse London Branch 7.65% 9/7/11		200,000	205,500
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	100,000	133,059
DEPFA ACS Bank 3.875% 11/14/16	EUR	200,000	258,477
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	249,305
Red Arrow International Leasing 8.375% 3/31/12	RUB	1,988,742	79,210
TMK Capital SA 8.5% 9/29/09		500,000	518,750
Yankee Acquisition Corp.:
8.5% 2/15/15 (g)		60,000	60,750
9.75% 2/15/17 (g)		40,000	40,600
			4,016,156
Insurance - 0.1%
Eureko BV 5.125% (h)	EUR	100,000	132,551
Old Mutual plc 4.5% 1/18/17 (h)	EUR	50,000	66,075
			198,626
Real Estate Investment Trusts - 0.4%
BF Saul REIT 7.5% 3/1/14		95,000	96,900
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		50,000	51,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		330,000	336,188

		Principal Amount (d)	Value
Senior Housing Properties Trust:
7.875% 4/15/15		$ 180,000	$ 189,000
8.625% 1/15/12		280,000	308,000
			981,088
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		310,000	305,350
8.125% 6/1/12		190,000	193,800
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		240,000	239,700
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	95,777
			834,627
TOTAL FINANCIALS			13,115,585
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15 (g)		90,000	90,900
Health Care Providers & Services - 1.0%
AmeriPath Intermediate Holdings, Inc. 10.65% 2/15/14 pay-in-kind (g)(h)		100,000	100,000
AmeriPath, Inc. 10.5% 4/1/13		150,000	160,500
CRC Health Group, Inc. 10.75% 2/1/16		90,000	98,550
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	131,563
HCA, Inc.:
9.125% 11/15/14 (g)		230,000	245,238
9.25% 11/15/16 (g)		230,000	247,538
9.625% 11/15/16 pay-in-kind (g)		580,000	625,675
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	92,700
Rural/Metro Corp. 9.875% 3/15/15		80,000	85,000
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		120,000	133,500
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		30,000	30,714
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		150,000	158,250
U.S. Oncology, Inc. 9% 8/15/12		150,000	159,375
Vanguard Health Holding Co. II LLC 9% 10/1/14		335,000	340,863
			2,609,466
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	72,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		$ 65,000	$ 63,700
Leiner Health Products, Inc. 11% 6/1/12		90,000	89,550
			153,250
TOTAL HEALTH CARE			2,926,241
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp. 10.25% 2/1/15 (g)		50,000	51,750
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (g)		150,000	155,250
8.875% 4/1/15 pay-in-kind (g)		150,000	154,688
9.75% 4/1/17 (g)		150,000	155,625
Hexcel Corp. 6.75% 2/1/15		100,000	99,000
Orbimage Holdings, Inc. 14.8669% 7/1/12 (h)		100,000	111,000
			727,313
Airlines - 0.3%
Continental Airlines, Inc. 6.903% 4/19/22		50,000	50,375
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		750,000	418,125
10% 8/15/08 (c)		70,000	37,800
Northwest Airlines Corp. 10% 2/1/09 (c)		105,000	88,725
Northwest Airlines, Inc.:
7.875% 3/15/08 (c)		90,000	75,150
8.875% 6/1/06 (c)		80,000	67,400
			737,575
Building Products - 0.0%
Compagnie de St. Gobain 4.159% 4/11/12 (h)	EUR	100,000	133,367
Commercial Services & Supplies - 0.7%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,950
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	103,000
Allied Waste North America, Inc. 7.125% 5/15/16		295,000	300,163
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		75,000	72,000
9.25% 5/1/21		100,000	108,000
FTI Consulting, Inc.:
7.625% 6/15/13		50,000	51,938
7.75% 10/1/16		80,000	83,800

		Principal Amount (d)	Value
Mac-Gray Corp. 7.625% 8/15/15		$ 40,000	$ 40,500
NCO Group, Inc. 11.875% 11/15/14 (g)		160,000	166,800
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	81,000
West Corp.:
9.5% 10/15/14 (g)		300,000	309,000
11% 10/15/16 (g)		300,000	315,000
Williams Scotsman, Inc. 8.5% 10/1/15		340,000	356,150
			1,997,301
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	51,875
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)		60,000	62,100
General Cable Corp. 7.125% 4/1/17 (g)		40,000	40,200
Polypore, Inc. 0% 10/1/12 (e)		100,000	93,500
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	61,200
			257,000
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15 (g)		60,000	63,300
Invensys PLC 9.875% 3/15/11 (g)		4,000	4,290
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16 (g)		50,000	50,750
9.5% 8/1/14		220,000	228,800
11.75% 8/1/16		280,000	300,650
			647,790
Marine - 0.3%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		71,000	67,450
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		230,000	239,200
OMI Corp. 7.625% 12/1/13		190,000	192,850
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		80,000	81,000
US Shipping Partners LP 13% 8/15/14		170,000	181,900
			762,400
Road & Rail - 0.3%
Kansas City Southern de Mexico, S. de RL de CV 7.625% 12/1/13 (g)		100,000	101,000
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	347,650
9.5% 10/1/08		45,000	47,138
TFM SA de CV 9.375% 5/1/12		300,000	321,750
			817,538
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 5.375% 9/30/11	EUR	50,000	$ 67,925
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		165,000	182,738
Penhall International Corp. 12% 8/1/14 (g)		80,000	87,200
			337,863
TOTAL INDUSTRIALS			6,470,022
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		320,000	336,000
Lucent Technologies, Inc.:
6.45% 3/15/29		620,000	558,775
6.5% 1/15/28		415,000	374,538
Nortel Networks Corp.:
9.61% 7/15/11 (g)(h)		190,000	203,775
10.125% 7/15/13 (g)		190,000	209,950
10.75% 7/15/16 (g)		190,000	213,028
			1,896,066
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		320,000	310,400
Sanmina-SCI Corp. 8.125% 3/1/16		180,000	168,300
			478,700
IT Services - 0.6%
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	463,200
7.75% 1/15/15		180,000	183,600
8.625% 4/1/13		185,000	189,625
8.75% 7/15/18		285,000	305,663
SunGard Data Systems, Inc.:
9.125% 8/15/13		260,000	276,250
10.25% 8/15/15		180,000	196,200
			1,614,538
Office Electronics - 0.6%
Xerox Capital Trust I 8% 2/1/27		480,000	489,600
Xerox Corp.:
6.4% 3/15/16		600,000	616,434
7.2% 4/1/16		180,000	190,350
7.625% 6/15/13		300,000	312,750
			1,609,134
Semiconductors & Semiconductor Equipment - 1.5%
Amkor Technology, Inc. 9.25% 6/1/16		455,000	471,494

		Principal Amount (d)	Value
Avago Technologies Finance Ltd.:
10.86% 6/1/13 (h)		$ 220,000	$ 229,900
11.875% 12/1/15		475,000	533,188
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		280,000	280,364
9.125% 12/15/14 pay-in-kind (g)		865,000	858,513
10.125% 12/15/16 (g)		1,560,000	1,563,900
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.6049% 12/15/11 (h)		40,000	34,600
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	95,025
Viasystems, Inc. 10.5% 1/15/11		140,000	140,700
			4,207,684
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		50,000	51,500
TOTAL INFORMATION TECHNOLOGY			9,857,622
MATERIALS - 3.6%
Chemicals - 1.1%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	228,375
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		348,000	393,240
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		58,000	53,505
Series B, 0% 10/1/14 (e)		569,000	524,903
Huntsman LLC 11.625% 10/15/10		182,000	197,470
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		365,000	375,038
Lyondell Chemical Co. 11.125% 7/15/12		50,000	53,375
MacDermid, Inc. 9.5% 4/15/17 (g)		40,000	41,100
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		230,000	237,763
10.125% 12/1/14 pay-in-kind (g)		230,000	238,338
11.5% 12/1/16 (g)		440,000	451,000
Phibro Animal Health Corp. 10% 8/1/13 (g)		150,000	159,750
SABIC Europe BV 4.5% 11/28/13	EUR	50,000	65,187
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		90,000	91,350
			3,110,394
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	50,000	66,749
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		$ 40,000	$ 40,400
BWAY Corp. 10% 10/15/10		90,000	94,275
Constar International, Inc. 11% 12/1/12		330,000	330,000
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	128,800
8% 4/15/23		235,000	229,125
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	103,688
8.25% 5/15/13		195,000	203,044
8.75% 11/15/12		55,000	57,888
8.875% 2/15/09		36,000	36,720
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		60,000	66,600
Vitro SAB de CV:
8.625% 2/1/12 (g)		325,000	330,688
9.125% 2/1/17 (g)		120,000	122,100
			1,743,328
Metals & Mining - 1.8%
Aleris International, Inc.:
9% 12/15/14 (g)		150,000	158,250
10% 12/15/16 (g)		150,000	156,375
Compass Minerals International, Inc. 0% 6/1/13 (e)		360,000	349,200
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		200,000	204,372
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		315,000	358,313
Edgen Acquisition Corp. 9.875% 2/1/11		60,000	61,500
Evraz Group SA 8.25% 11/10/15		200,000	204,760
Evraz Securities SA 10.875% 8/3/09		200,000	218,260
FMG Finance Property Ltd.:
10% 9/1/13 (g)		120,000	130,500
10.625% 9/1/16 (g)		120,000	139,050
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		370,000	378,325
8.25% 4/1/15		220,000	236,500
8.375% 4/1/17		615,000	664,200
8.5463% 4/1/15 (h)		375,000	394,219
10.125% 2/1/10		5,000	5,250
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	74,200
Gerdau SA 8.875% (g)		125,000	131,875
International Steel Group, Inc. 6.5% 4/15/14		445,000	460,575

		Principal Amount (d)	Value
Ispat Inland ULC 9.75% 4/1/14		$ 20,000	$ 22,300
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (g)(h)		90,000	90,450
RathGibson, Inc. 11.25% 2/15/14		305,000	321,775
			4,760,249
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		40,000	40,600
NewPage Corp. 11.61% 5/1/12 (h)		90,000	98,100
			138,700
TOTAL MATERIALS			9,819,420
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 3.4%
Citizens Communications Co.:
7.875% 1/15/27 (g)		200,000	208,000
9% 8/15/31		500,000	555,000
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	35,000	46,262
Embarq Corp.:
7.082% 6/1/16		55,000	56,075
7.995% 6/1/36		668,000	689,784
Eschelon Operating Co. 8.375% 3/15/10		132,000	127,545
Intelsat Ltd.:
7.625% 4/15/12		85,000	81,600
9.25% 6/15/16 (g)		120,000	132,000
11.25% 6/15/16 (g)		475,000	537,938
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		230,000	231,725
12.25% 3/15/13		490,000	573,300
MobiFon Holdings BV 12.5% 7/31/10		280,000	303,100
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		285,000	305,663
NTL Cable PLC:
8.75% 4/15/14		245,000	254,800
9.125% 8/15/16		175,000	184,625
OTE PLC 4.625% 5/20/16	EUR	50,000	65,554
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		90,000	91,350
Qwest Capital Funding, Inc.:
7.625% 8/3/21		25,000	25,063
7.75% 2/15/31		25,000	24,844
Qwest Corp.:
7.5% 10/1/14		50,000	52,750
7.875% 9/1/11		320,000	339,200
8.6049% 6/15/13 (h)		350,000	379,750
8.875% 3/15/12		1,370,000	1,513,850
Telecom Egypt SAE:
9.672% 2/4/10 (h)	EGP	196,300	33,896
10.95% 2/4/10	EGP	196,300	34,940
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica de Argentina SA 9.125% 11/7/10		$ 110,000	$ 117,700
Telenet Group Holding NV 0% 6/15/14 (e)(g)		363,000	338,498
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		20,000	18,825
6.875% 7/15/28		120,000	113,400
U.S. West Communications:
6.875% 9/15/33		1,370,000	1,335,750
7.2% 11/10/26		5,000	5,063
7.25% 9/15/25		35,000	36,138
7.25% 10/15/35		155,000	154,613
7.5% 6/15/23		25,000	25,313
8.875% 6/1/31		5,000	5,231
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		365,000	417,925
Windstream Corp. 8.625% 8/1/16		105,000	114,849
			9,531,919
Wireless Telecommunication Services - 1.4%
American Tower Corp. 7.125% 10/15/12		685,000	705,550
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		440,000	474,100
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		270,000	278,100
Digicel Ltd. 9.25% 9/1/12 (g)		300,000	317,250
Megafon SA 8% 12/10/09		100,000	104,125
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		300,000	317,250
Millicom International Cellular SA 10% 12/1/13		480,000	524,400
Mobile Telesystems Finance SA 8.375% 10/14/10 (g)		475,000	503,500
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		200,000	208,000
Telecom Personal SA 9.25% 12/22/10 (g)		360,000	376,200
			3,808,475
TOTAL TELECOMMUNICATION SERVICES			13,340,394
UTILITIES - 1.1%
Electric Utilities - 0.5%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	50,000	65,721
AES Gener SA 7.5% 3/25/14		200,000	212,500

		Principal Amount (d)	Value
Chivor SA E.S.P. 9.75% 12/30/14 (g)		$ 200,000	$ 224,000
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		185,000	185,000
Edison Mission Energy:
7.5% 6/15/13		380,000	391,875
7.75% 6/15/16		190,000	198,313
			1,277,409
Gas Utilities - 0.4%
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	210,663
8% 3/1/32		410,000	486,363
Transportadora de Gas del Sur SA:
(Reg. S) 7.2% 12/15/10 (f)		372,270	371,340
8% 12/15/13 (f)		150,000	153,750
8% 12/15/13 (f)(g)		42,000	43,050
8% 12/15/13 (f)		108,230	109,853
			1,375,019
Independent Power Producers & Energy Traders - 0.1%
Enron Corp. 7.625% 9/10/04 (c)		400,000	141,000
Tenaska Alabama Partners LP 7% 6/30/21 (g)		95,195	95,671
			236,671
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		120,000	156,000
Utilicorp United, Inc. 9.95% 2/1/11 (h)		3,000	3,278
			159,278
TOTAL UTILITIES			3,048,377
TOTAL NONCONVERTIBLE BONDS			82,860,727
TOTAL CORPORATE BONDS (Cost $79,919,491)			83,078,079
U.S. Government and Government Agency Obligations - 23.4%

U.S. Government Agency Obligations - 12.6%
Fannie Mae:
3.25% 1/15/08		3,800,000	3,745,356
3.25% 2/15/09		4,556,000	4,423,507
4.125% 5/15/10		1,400,000	1,373,056
4.25% 5/15/09		40,000	39,512
4.625% 10/15/13		3,250,000	3,198,354
4.75% 12/15/10		7,156,000	7,138,053
4.875% 4/15/09		652,000	651,845
5.125% 9/2/08		950,000	952,453
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
5.25% 9/15/16		$ 200,000	$ 203,595
6.125% 3/15/12		400,000	422,039
6.375% 6/15/09		30,000	30,928
6.625% 9/15/09		265,000	275,728
7.25% 1/15/10		827,000	878,853
Freddie Mac:
3.625% 9/15/08		3,212,000	3,154,746
4% 8/17/07		58,000	57,730
4.125% 10/18/10		2,050,000	2,004,486
4.25% 7/15/09		2,550,000	2,516,439
4.75% 3/5/09		450,000	448,896
4.875% 11/15/13		400,000	399,078
5% 2/16/17		1,150,000	1,147,676
5.25% 7/18/11		1,505,000	1,528,380
5.75% 3/15/09		500,000	507,980
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			35,098,690
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		684,336	675,450
2% 1/15/14		54,769	54,229
2.375% 4/15/11		866,745	877,929
2.5% 7/15/16		400,880	411,338
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			2,018,946
U.S. Treasury Obligations - 10.1%
U.S. Treasury Bonds:
6.125% 8/15/29		5,271,000	6,130,421
6.25% 8/15/23		2,850,000	3,271,934
U.S. Treasury Notes:
4.25% 11/15/13		3,438,000	3,373,403
4.25% 8/15/14		700,000	684,277
4.25% 11/15/14		950,000	927,438
4.25% 8/15/15		1,000,000	973,242
4.5% 11/30/11		1,000,000	998,398
4.5% 11/15/15		7,050,000	6,978,125
4.75% 2/28/09		200,000	200,469
4.75% 5/15/14		1,849,000	1,865,684
4.875% 4/30/08		720,000	719,916
4.875% 5/15/09		220,000	221,186
5% 7/31/08		1,740,000	1,744,621
TOTAL U.S. TREASURY OBLIGATIONS			28,089,114
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,315,982)			65,206,750
U.S. Government Agency - Mortgage Securities - 3.4%
		Principal Amount (d)	Value
Fannie Mae - 2.8%
3.75% 4/1/34 (h)		$ 134,603	$ 132,391
3.907% 5/1/33 (h)		46,812	46,827
3.907% 5/1/34 (h)		68,667	67,720
3.938% 5/1/34 (h)		55,433	54,675
3.957% 9/1/33 (h)		99,714	98,868
4% 9/1/13 to 10/1/20		308,154	293,020
4.029% 6/1/34 (h)		102,366	101,070
4.073% 3/1/35 (h)		192,111	190,506
4.19% 11/1/34 (h)		138,791	138,135
4.204% 6/1/34 (h)		107,250	106,108
4.304% 6/1/34 (h)		123,264	122,380
4.485% 11/1/33 (h)		15,036	14,984
4.495% 5/1/33 (h)		11,366	11,443
4.5% 9/1/18		89,590	86,958
4.506% 2/1/35 (h)		112,431	112,951
4.739% 12/1/35 (h)		464,705	463,407
4.786% 12/1/35 (h)		46,555	46,549
4.789% 6/1/35 (h)		71,697	71,229
4.797% 4/1/35 (h)		125,897	126,138
4.803% 1/1/36 (h)		272,579	271,203
4.816% 11/1/35 (h)		112,860	113,278
4.849% 7/1/35 (h)		28,250	28,085
4.863% 7/1/34 (h)		69,349	69,307
4.894% 10/1/35 (h)		18,664	18,692
4.903% 5/1/35 (h)		18,037	17,958
4.906% 11/1/35 (h)		116,664	116,843
5% 6/1/14 to 9/1/35		1,054,453	1,039,514
5.004% 5/1/35 (h)		138,677	138,398
5.054% 12/1/32 (h)		105,392	105,455
5.111% 10/1/35 (h)		49,736	49,730
5.135% 7/1/34 (h)		24,335	24,408
5.15% 7/1/35 (h)		175,688	175,762
5.15% 8/1/36 (h)		327,395	328,616
5.164% 3/1/36 (h)		148,517	148,724
5.26% 5/1/35 (h)		61,137	61,256
5.269% 11/1/36 (h)		23,976	24,109
5.27% 4/1/36 (h)		64,082	64,391
5.316% 3/1/36 (h)		387,431	389,362
5.383% 2/1/36 (h)		19,054	19,165
5.403% 12/1/36 (h)		45,672	45,867
5.408% 7/1/35 (h)		30,930	31,059
5.5% 4/1/16 to 9/1/19		1,026,605	1,030,547
5.535% 11/1/36 (h)		46,168	46,504
5.801% 5/1/36 (h)		35,039	35,442
5.835% 3/1/36 (h)		80,020	80,949
5.856% 6/1/35 (h)		141,603	143,190
5.856% 1/1/36 (h)		36,574	36,917
6% 9/1/17 to 3/1/18		80,864	82,324
6.5% 12/1/08 to 4/1/22		603,550	617,676
TOTAL FANNIE MAE			7,640,090
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - 0.6%
3.381% 7/1/33 (h)		$ 103,488	$ 101,925
4% 7/1/19 to 2/1/20		51,252	48,472
4.5% 8/1/18 to 8/1/33		166,623	160,736
4.705% 9/1/35 (h)		222,123	221,762
4.925% 10/1/36 (h)		202,102	202,134
5% 7/1/18 to 9/1/18		298,671	295,925
5.021% 4/1/35 (h)		4,704	4,657
5.125% 7/1/35 (h)		55,633	55,536
5.498% 1/1/36 (h)		43,386	43,606
5.5% 8/1/14 to 11/1/19		97,279	97,674
6% 10/1/16 to 4/1/17		107,160	109,090
6.5% 12/1/14 to 9/1/21		403,069	412,382
TOTAL FREDDIE MAC			1,753,899
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,381,823)			9,393,989
Collateralized Mortgage Obligations - 2.4%

U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 2002-83 Class ME, 5% 12/25/17		450,000	444,956
Series 2003-24 Class PB, 4.5% 12/25/12		54,212	53,941
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		15,467	15,129
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2005-45 Class XA, 5.66% 6/25/35 (h)		715,118	716,916
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18		80,000	74,059
Series 2003-70 Class BJ, 5% 7/25/33		45,000	42,745
Series 2003-85 Class GD, 4.5% 9/25/18		60,000	57,877
Series 2004-80 Class LD, 4% 1/25/19		100,000	94,773
Series 2004-81 Class KC, 4.5% 4/25/17		70,000	68,733
Series 2006-4 Class PB, 6% 9/25/35		315,000	318,679
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		202,110	201,140
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	34,840

		Principal Amount (d)	Value
Series 2005-47 Class AK, 5% 6/25/20		$ 370,000	$ 361,448
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		11,025	11,057
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2630 Class FL, 5.82% 6/15/18 (h)		4,163	4,213
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		184,394	186,324
Series 2622 Class PE, 4.5% 5/15/18		475,000	457,840
Series 2628 Class OP, 3.5% 11/15/13		117,189	115,849
Series 2649 Class TQ, 3.5% 12/15/21		76,479	75,477
Series 2760 Class EB, 4.5% 9/15/16		300,000	295,852
Series 2773 Class EG, 4.5% 4/15/19		725,000	696,974
Series 2828 Class JD, 4.5% 8/15/17		675,000	656,575
Series 2831 Class PB, 5% 7/15/19		200,000	197,059
Series 2996 Class MK, 5.5% 6/15/35		47,811	48,173
Series 3013 Class AF, 5.57% 5/15/35 (h)		866,158	867,317
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17		20,376	20,073
Series 2572 Class HK, 4% 2/15/17		30,245	29,548
Series 2617 Class GW, 3.5% 6/15/16		31,398	30,765
Series 2685 Class ND, 4% 10/15/18		85,000	77,579
Series 2773 Class TA, 4% 11/15/17		166,259	160,852
Series 2849 Class AL, 5% 5/15/18		79,908	79,315
Series 2860 Class CP, 4% 10/15/17		29,528	28,941
Series 2937 Class HJ, 5% 10/15/19		96,794	96,456
Series 2863 Class DB, 4% 9/15/14		13,583	13,048
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,581,313)			6,634,523
Foreign Government and Government Agency Obligations - 21.2%
		Principal Amount (d)	Value
Arab Republic 9.1196% to 9.9791% 7/10/07	EGP	350,000	$ 60,073
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		56,824	66,143
3% 4/30/13 (h)		376,250	335,030
5.475% 8/3/12 (h)		671,250	636,770
7% 3/28/11		515,000	510,437
7% 9/12/13		855,000	821,845
11.4012% 3/5/08 (h)	ARS	713,000	232,696
Brazilian Federative Republic:
6% 9/15/13		216,667	218,790
7.125% 1/20/37		40,000	44,160
8% 1/15/18		95,000	107,255
8.25% 1/20/34		280,000	349,860
8.75% 2/4/25		255,000	327,038
11% 8/17/40		1,080,000	1,455,300
12.25% 3/6/30		395,000	680,388
12.75% 1/15/20		235,000	376,000
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		15,000	17,738
Canadian Government:
4% 6/1/17	CAD	900,000	770,404
4.5% 9/1/07	CAD	900,000	780,039
5.25% 6/1/12	CAD	3,250,000	2,972,587
5.5% 6/1/09	CAD	1,420,000	1,268,167
5.75% 6/1/29	CAD	500,000	527,050
Central Bank of Nigeria promissory note 5.092% 1/5/10		166,350	158,716
Colombian Republic:
7.16% 11/16/15 (h)		200,000	211,100
7.375% 9/18/37		305,000	331,840
11.75% 3/1/10	COP	177,000,000	85,590
11.75% 2/25/20		90,000	132,300
Dominican Republic:
Brady 6.3125% 8/30/09 (h)		64,573	64,476
6.1875% 8/30/24 (h)		750,000	746,250
9.04% 1/23/18 (g)		240,455	277,725
9.5% 9/27/11		212,433	228,366
Ecuador Republic:
10% 8/15/30 (Reg. S)		660,000	587,400
euro par 5% 2/28/25		76,000	54,340
Finnish Government 3.875% 9/15/17	EUR	3,100,000	4,060,231
French Republic:
OAT 5.5% 4/25/29	EUR	60,000	93,991
3% 1/12/10	EUR	50,000	65,053
3.25% 4/25/16	EUR	2,320,000	2,909,363
3.5% 7/12/11	EUR	4,375,000	5,722,333
4% 4/25/55	EUR	100,000	127,039

		Principal Amount (d)	Value
German Federal Republic:
3.75% 12/12/08	EUR	250,000	$ 332,447
4% 4/13/12	EUR	370,000	493,994
Greek Government 3.25% 6/21/07	EUR	1,500,000	2,000,294
Indonesian Republic:
6.625% 2/17/37 (g)		100,000	98,880
6.75% 3/10/14		165,000	172,227
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		100,000	102,000
Japan Government:
0.5751% to 0.5908% 6/4/07	JPY	150,000,000	1,271,620
0.78% 7/20/20 (h)	JPY	75,000,000	597,174
1% 11/20/20 (h)	JPY	50,000,000	408,173
1.4% 3/21/11	JPY	160,000,000	1,375,690
1.5% 3/20/14	JPY	95,000,000	812,382
1.8% 3/20/16	JPY	45,000,000	389,262
2.4% 12/20/34	JPY	130,000,000	1,122,901
Real Return Bond 1.1% 12/10/16	JPY	125,000,000	1,046,577
Lebanese Republic:
7.125% 3/5/10		40,000	38,600
7.875% 5/20/11 (Reg. S)		255,000	250,538
8.6044% 11/30/09 (g)(h)		115,000	114,713
8.6044% 11/30/09 (h)		435,000	433,913
8.625% 6/20/13		75,000	75,563
National Power Corp. 6.875% 11/2/16 (g)		100,000	101,875
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (h)		200,000	204,500
Panamanian Republic 8.875% 9/30/27		50,000	63,625
Peruvian Republic:
6.1425% 3/7/27 (h)		70,000	69,825
euro Brady past due interest 6.125% 3/7/17 (h)		485,450	484,236
Philippine Republic:
8.25% 1/15/14		345,000	386,400
8.875% 3/17/15		215,000	252,088
9% 2/15/13		330,000	379,104
9.875% 1/15/19		345,000	445,050
10.625% 3/16/25		205,000	291,100
Polish Government 5% 10/19/15		15,000	14,904
Republic of Fiji 6.875% 9/13/11		100,000	94,500
Republic of Hungary 4.75% 2/3/15		15,000	14,538
Republic of Serbia 3.75% 11/1/24 (f)(g)		115,000	108,825
Russian Federation:
5% 3/31/30 (Reg. S) (f)		1,572,100	1,784,334
12.75% 6/24/28 (Reg. S)		285,000	517,275
South African Republic 6.5% 6/2/14		15,000	15,900
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic:
6.875% 3/17/36		$ 335,000	$ 320,093
7% 9/26/16		800,000	813,000
7.375% 2/5/25		145,000	148,770
10% 2/15/12	TRY	130,000	94,172
11% 1/14/13		585,000	715,163
11.75% 6/15/10		160,000	187,280
11.875% 1/15/30		415,000	637,544
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		350,000	354,127
Ukraine Government 8.775% 8/5/09 (h)		400,000	425,000
United Kingdom, Great Britain & Northern Ireland:
4.25% 6/7/32	GBP	50,000	94,740
4.25% 3/7/36	GBP	330,000	630,993
4.75% 9/7/15	GBP	940,000	1,815,965
5% 3/7/08	GBP	260,000	509,554
5% 9/7/14	GBP	631,000	1,235,269
5% 3/7/25	GBP	250,000	509,122
8% 6/7/21	GBP	715,000	1,855,723
United Mexican States:
6.75% 9/27/34		80,000	87,240
7.5% 4/8/33		370,000	440,300
8.3% 8/15/31		625,000	805,313
9% 12/20/12	MXN	1,340,000	129,846
Uruguay Republic:
5% 9/14/18	UYU	1,960,000	92,874
8% 11/18/22		318,878	361,927
Venezuelan Republic:
6% 12/9/20		175,000	161,088
6.36% 4/20/11 (h)		470,000	466,710
7.65% 4/21/25		390,000	413,400
9.25% 9/15/27		260,000	326,300
10.75% 9/19/13		270,000	329,400
13.625% 8/15/18		296,000	438,080
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		90,000	78,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $56,604,947)			59,256,203
Common Stocks - 0.2%
		Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(j)		6,092	11,027
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		13,000	252,980

		Shares	Value
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		10,000	$ 162,600
TOTAL COMMON STOCKS (Cost $439,031)			426,607
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		300	12,270
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%		68	74,460
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind (a)		255	300,900
TOTAL NONCONVERTIBLE PREFERRED STOCKS			375,360
TOTAL PREFERRED STOCKS (Cost $360,931)			387,630
Floating Rate Loans - 4.1%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.2%
Dana Corp. term loan 7.88% 4/13/08 (h)		$ 140,000	139,650
Delphi Corp. term loan 8.125% 12/31/07 (h)		120,000	120,300
Lear Corp. term loan 7.853% 4/25/12 (h)		129,610	129,610
The Goodyear Tire & Rubber Co.:
Tranche 2, term loan 8.14% 4/30/10 (h)		105,000	105,000
Tranche 3, term loan 8.89% 3/1/11 (h)		190,000	190,000
			684,560
Automobiles - 0.6%
AM General LLC:
Tranche B, term loan 8.3634% 9/30/13 (h)		199,839	201,338
8.32% 9/30/12 (h)		6,774	6,825
Floating Rate Loans - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co. term loan 8.36% 12/15/13 (h)		$ 1,266,825	$ 1,269,992
General Motors Corp. term loan 7.695% 11/29/13 (h)		60,000	60,450
			1,538,605
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (h)		220,000	215,600
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (h)		19,273	19,333
Household Durables - 0.0%
Yankee Candle Co., Inc. term loan 7.35% 2/6/14 (h)		20,000	20,050
Media - 0.4%
Charter Communications Operating LLC:
Tranche B 1LN, term loan 7.35% 3/6/14 (h)		220,000	219,450
Tranche B, term loan 7.985% 4/28/13 (h)		306,000	305,809
CSC Holdings, Inc. Tranche B, term loan 7.11% 3/29/13 (h)		307,675	308,444
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/20/13 (h)		39,899	40,199
11.55% 12/21/07 (h)		110,000	110,000
UPC Broadband Holding BV:
Tranche J2, term loan 7.37% 3/31/13 (h)		25,000	25,000
Tranche K2, term loan 7.37% 12/31/13 (h)		25,000	25,000
			1,033,902
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.3463% 4/6/13 (h)		103,291	103,937
Specialty Retail - 0.2%
Michaels Stores, Inc. Tranche B, term loan 8.125% 10/31/13 (h)		185,577	187,200
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (h)		49,750	50,123
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (h)		290,000	291,450
			528,773

		Principal Amount (d)	Value
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (h)		$ 90,000	$ 92,025
Tranche B 1LN, term loan 7.107% 9/5/13 (h)		250,039	251,134
			343,159
TOTAL CONSUMER DISCRETIONARY			4,487,919
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (h)		66,667	66,667
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.35% 1/12/14 (h)		39,900	40,199
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/28/13 (h)		27,568	27,843
Tranche D, term loan 8.36% 12/28/13 (h)		142,432	143,857
Helix Energy Solutions Group, Inc. term loan 7.3333% 7/1/13 (h)		79,598	79,797
Sandridge Energy, Inc. term loan 8.625% 4/1/15		230,000	234,888
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.225% 10/31/12 (h)		29,032	29,250
term loan 7.3597% 10/31/12 (h)		119,153	120,047
			635,682
TOTAL ENERGY			675,881
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (h)		174,832	175,379
Tranche C, term loan 7.07% 4/18/12 (h)		101,346	101,790
			277,169
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (h)		167,447	168,703
TOTAL FINANCIALS			445,872
Floating Rate Loans - continued
		Principal Amount (d)	Value
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc. Tranche B, term loan 7.6% 11/17/13 (h)		$ 748,125	$ 754,671
Health Management Associates, Inc. Tranche B, term loan 7.1% 2/28/14 (h)		60,000	60,150
			814,821
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 10% 2/21/13 (h)		10,000	10,063
Tranche 2LN, term loan 14.25% 2/21/14 (h)		20,000	20,075
Hawker Beechcraft Corp.:
term loan 7.32% 3/26/14 (h)		184,397	184,858
7.25% 3/26/14 (h)		15,603	15,642
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.6% 9/29/13 (h)		19,817	19,965
Tranche 2LN, term loan 11.1% 3/28/14 (h)		10,000	10,200
			260,803
Airlines - 0.1%
Delta Air Lines, Inc.:
Tranche B, term loan 10.11% 3/16/08 (h)		20,000	20,050
Tranche C, term loan 12.86% 3/16/08 (h)		205,000	206,281
			226,331
Building Products - 0.0%
Mueller Group, Inc. term loan 7.359% 10/3/12 (h)		15,043	15,137
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (h)		28,504	28,611
term loan 7.0965% 3/28/14 (h)		64,279	64,520
Aramark Corp.:
term loan 7.475% 1/26/14 (h)		119,768	120,366
7.445% 1/26/14 (h)		8,559	8,602
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (h)		40,000	40,200
			262,299
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.125% 12/31/13 (h)		28,500	28,643

		Principal Amount (d)	Value
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.101% 10/3/12 (h)		$ 9,786	$ 9,799
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (h)		13,333	13,383
Navistar International Corp.:
term loan 8.61% 1/19/12 (h)		124,667	126,225
8.4244% 1/19/12 (h)		45,333	45,900
			185,508
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.09% 7/31/13 (h)		39,800	39,900
TOTAL INDUSTRIALS			1,028,420
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. term loan 7.875% 1/31/08 (h)		40,000	40,100
IT Services - 0.3%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.3196% 3/20/13 (h)		188,575	189,518
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (h)		540,695	544,074
			733,592
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. term loan 7.57% 12/31/13 (h)		219,782	220,606
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (h)		269,325	269,662
			490,268
Software - 0.0%
Open Solutions, Inc. term loan 7.485% 1/23/14 (h)		20,000	20,050
TOTAL INFORMATION TECHNOLOGY			1,284,010
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 5.32% 4/2/13 (h)		12,308	12,354
term loan 7.099% 4/2/14 (h)		67,692	67,946
Lyondell Chemical Co. term loan 7.11% 8/16/13 (h)		248,750	248,750
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (h)		59,850	60,000
Solutia, Inc. Tranche B, term loan 8.86% 3/31/08 (h)		20,000	20,200
			409,250
Floating Rate Loans - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.375% 12/19/13 (h)		$ 150,000	$ 150,375
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.319% 12/23/12 (h)		562,875	564,986
TOTAL MATERIALS			1,124,611
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (h)		100,000	100,125
Level 3 Communications, Inc. term loan 7.57% 3/13/14 (h)		440,000	440,550
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (h)		30,000	30,225
Wind Telecomunicazioni Spa:
term loan 12.61% 12/12/11 (h)		180,880	184,949
Tranche 2, term loan 11.59% 3/21/15 (h)		140,000	144,200
Tranche B, term loan 7.84% 9/21/13 (h)		70,000	70,263
Tranche C, term loan 8.59% 9/21/14 (h)		70,000	70,263
			1,040,575
Wireless Telecommunication Services - 0.0%
American Cellular Corp.:
term loan 3/14/14 (k)		3,871	3,861
Tranche B, term loan 7.32% 3/14/14 (h)		36,129	36,174
Leap Wireless International, Inc. Tranche B, term loan 7.6% 6/16/13 (h)		39,700	39,899
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (h)		79,600	79,998
			159,932
TOTAL TELECOMMUNICATION SERVICES			1,200,507
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Boston Generating LLC:
Credit-Linked Deposit 7.475% 12/20/13 (h)		12,069	12,159
Tranche 1LN, revolver loan 7.475% 12/20/13 (h)		3,379	3,405
Tranche 2LN, term loan 9.6% 6/20/14 (h)		20,000	20,600

		Principal Amount (d)	Value
Tranche B 1LN, term loan 7.6% 12/20/13 (h)		$ 54,415	$ 54,823
NRG Energy, Inc.:
Credit-Linked Deposit 7.35% 2/1/13 (h)		115,276	116,141
term loan 7.35% 2/1/13 (h)		135,865	136,884
			344,012
TOTAL FLOATING RATE LOANS (Cost $11,415,922)			11,472,720
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank:
4.5% 12/14/19 (h)		72,000	68,760
6.25% 3/28/13 (h)		40,682	40,275
- Credit Suisse First Boston 6.25% 3/28/13 (h)		161,780	160,162
- Deutsche Bank 1.407% 3/28/13 (h)	JPY	2,258,837	18,068
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $272,691)			287,265
Commercial Paper - 0.0%

GPB Finance Public Ltd. 4.4% 6/5/07 (Cost $130,430)	EUR	100,000	132,539
Fixed-Income Funds - 4.9%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $13,473,099)	133,966	13,498,373
Preferred Securities - 0.7%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 700,000	730,443
Net Servicos de Comunicacao SA 9.25% (g)	300,000	310,106
		1,040,549
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%	854,000	887,598
Preferred Securities - continued
	Principal Amount (d)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (h)	$ 50,000	$ 65,868
TOTAL PREFERRED SECURITIES (Cost $1,949,326)		1,994,015
Other - 0.1%

Delta Airlines ALPA Claim (a) (Cost $250,675)	470,000	244,400
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 5.41% (b) (Cost $23,601,264)	23,601,264	23,601,264
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $37,000)	$ 37,016	37,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $269,733,925)	275,651,357
NET OTHER ASSETS - 0.9%	2,442,463
NET ASSETS - 100%	$ 278,093,820
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 200,000	1,252
Receive semi-annually a fixed rate equal to 4.8825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	March 2010	1,050,000	(1,945)
		$ 1,250,000	$ (693)
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,822,688 or 7.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,027 or 0.0% of net assets.

Additional information on each holding is as follows:,
Security	Acquisition Date	Acquisition Cost
Intermet Corp.	1/7/05 - 1/13/05	$ 115,372

(k) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,871 and $3,861, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$37,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 25,555
Bear Stearns & Co., Inc.	5,604
HSBC Securities (USA), Inc.	237
Merrill Lynch Government Securities, Inc.	5,604
$ 37,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 268,824
Fidelity Floating Rate Central Fund	195,499
Total	$ 464,323
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,927,920	$ 6,567,072	$ -	$ 13,498,373	0.6%
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $269,417,433. Net unrealized appreciation aggregated $6,233,924, of which $7,194,418 related to appreciated investment securities and $960,494 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

March 31, 2007

1.814636.102

VTC-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Diversified Commercial & Professional Services - 1.0%
Equifax, Inc.	1,000	$ 36,450
Tele Atlas NV (a)	32,144	727,798
		764,248
Human Resource & Employment Services - 0.1%
Kenexa Corp. (a)	2,100	65,373
TOTAL COMMERCIAL SERVICES & SUPPLIES		829,621
COMMUNICATIONS EQUIPMENT - 29.5%
Communications Equipment - 29.5%
Acme Packet, Inc.	14,700	217,266
ADC Telecommunications, Inc. (a)	8,385	140,365
Adtran, Inc.	7,900	192,365
ADVA AG Optical Networking (a)	27,142	299,114
Alcatel-Lucent SA sponsored ADR (d)	55,900	660,738
Andrew Corp. (a)	31,500	333,585
AudioCodes Ltd. (a)	56,550	382,278
Balda AG	4,200	58,628
Ciena Corp. (a)	11,000	307,450
Cisco Systems, Inc. (a)	135,900	3,469,527
Comtech Group, Inc. (a)	43,999	769,103
Comverse Technology, Inc. (a)	39,970	853,360
Corning, Inc. (a)	9,100	206,934
ECI Telecom Ltd. (a)	29,882	245,032
Extreme Networks, Inc. (a)	34,600	146,358
F5 Networks, Inc. (a)	18,213	1,214,443
Finisar Corp. (a)	98,929	346,252
Foxconn International Holdings Ltd. (a)	40,000	122,096
Gemtek Technology Corp.	46,000	113,992
Juniper Networks, Inc. (a)	93,996	1,849,841
Mogem Co. Ltd.	31,554	456,138
Optium Corp.	4,200	81,522
Powerwave Technologies, Inc. (a)	82,500	469,425
QUALCOMM, Inc.	88,996	3,796,569
Research In Motion Ltd. (a)	28,130	3,839,464
Riverbed Technology, Inc. (d)	11,200	309,568
Sonus Networks, Inc. (a)	65,900	531,813
		21,413,226
COMPUTERS & PERIPHERALS - 14.0%
Computer Hardware - 8.2%
Apple, Inc. (a)	41,245	3,832,073
Concurrent Computer Corp. (a)	193,836	304,323
Hewlett-Packard Co.	14,500	582,030
Palm, Inc. (a)	20,300	368,039
Sun Microsystems, Inc. (a)	145,300	873,253
		5,959,718
Computer Storage & Peripherals - 5.8%
EMC Corp. (a)	40,700	563,695
Intermec, Inc. (a)	4,800	107,232
Network Appliance, Inc. (a)	5,000	182,600

	Shares	Value
QLogic Corp. (a)	25,600	$ 435,200
Rackable Systems, Inc. (a)	1,200	20,364
SanDisk Corp. (a)	50,700	2,220,660
Seagate Technology	11,900	277,270
STEC, Inc. (a)	26,400	185,856
Xyratex Ltd. (a)	7,700	183,799
		4,176,676
TOTAL COMPUTERS & PERIPHERALS		10,136,394
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Alternative Carriers - 0.0%
Aruba Networks, Inc.	900	13,203
Integrated Telecommunication Services - 0.1%
NeuStar, Inc. Class A (a)	1,200	34,128
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		47,331
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Evergreen Solar, Inc. (a)(d)	32,803	319,829
Q-Cells AG	200	12,834
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	3,700	128,057
		460,720
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
Electronic Equipment & Instruments - 0.7%
Chi Mei Optoelectronics Corp.	73,000	76,111
China Security & Surveillance Tech, Inc. (a)	5,700	93,195
Chunghwa Picture Tubes LTD. (a)	398,000	76,136
Cogent, Inc. (a)	8,900	119,705
Cognex Corp.	1,400	30,338
Tektronix, Inc.	4,500	126,720
		522,205
Electronic Manufacturing Services - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	28,540	191,474
Jabil Circuit, Inc.	7,400	158,434
Trimble Navigation Ltd. (a)	2,200	59,048
TTM Technologies, Inc. (a)	4,500	42,930
		451,886
Technology Distributors - 1.2%
Arrow Electronics, Inc. (a)	5,300	200,075
Avnet, Inc. (a)	4,800	173,472
Brightpoint, Inc. (a)	24,700	282,568
Mellanox Technologies Ltd.	100	1,455
Wolfson Microelectronics PLC (a)	38,100	221,926
		879,496
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,853,587
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
Directed Electronics, Inc. (a)	8,772	$ 78,597
Household Appliances - 0.0%
iRobot Corp. (a)	100	1,307
TOTAL HOUSEHOLD DURABLES		79,904
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
GSI Commerce, Inc. (a)	7,099	160,366
INTERNET SOFTWARE & SERVICES - 10.0%
Internet Software & Services - 10.0%
Akamai Technologies, Inc. (a)	400	19,968
Baidu.com, Inc. sponsored ADR (a)(d)	1,768	170,700
DivX, Inc. (d)	3,300	66,132
Equinix, Inc. (a)	1,400	119,882
Google, Inc. Class A (sub. vtg.) (a)	7,750	3,550,740
Liquidity Services, Inc.	7,100	120,274
LivePerson, Inc. (a)	3,900	30,732
Marchex, Inc. Class B	18,200	278,824
Omniture, Inc. (d)	4,700	85,681
Openwave Systems, Inc. (a)(d)	55,833	455,039
RADVision Ltd. (a)	16,171	381,636
SAVVIS, Inc. (a)	4,600	220,248
Switch & Data Facilities Co., Inc.	300	5,436
WebSideStory, Inc. (a)(d)	41,705	540,080
Yahoo!, Inc. (a)	38,400	1,201,536
		7,246,908
IT SERVICES - 2.1%
Data Processing & Outsourced Services - 0.8%
The Western Union Co.	26,000	570,700
IT Consulting & Other Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	3,800	335,426
Infosys Technologies Ltd. sponsored ADR	1,700	85,425
Isilon Systems, Inc.	4,354	70,404
RightNow Technologies, Inc. (a)	20,052	328,452
Satyam Computer Services Ltd. sponsored ADR	5,000	113,500
		933,207
TOTAL IT SERVICES		1,503,907
MEDIA - 0.7%
Advertising - 0.7%
Focus Media Holding Ltd. ADR (a)(d)	6,300	494,298
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	178	746
TOTAL MEDIA		495,044

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Management & Development - 0.2%
Move, Inc.	27,500	$ 152,350
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.5%
Semiconductor Equipment - 3.3%
ASML Holding NV (NY Shares) (a)	16,300	403,425
Axcelis Technologies, Inc. (a)	15,100	115,364
Credence Systems Corp. (a)	24,800	82,088
EMCORE Corp. (a)(d)	21,802	109,010
Entegris, Inc. (a)	22,055	235,989
FormFactor, Inc. (a)	6,200	277,450
ICOS Vision Systems NV (a)	900	37,702
MEMC Electronic Materials, Inc. (a)	4,300	260,494
Rudolph Technologies, Inc. (a)	4,180	72,899
Tessera Technologies, Inc. (a)	7,500	298,050
Varian Semiconductor Equipment Associates, Inc. (a)	5,650	301,597
Verigy Ltd.	9,020	211,699
		2,405,767
Semiconductors - 22.2%
Advanced Analog Technology, Inc.	28,000	271,623
Advanced Analogic Technologies, Inc. (a)	9,026	59,391
Advanced Micro Devices, Inc. (a)	29,764	388,718
Agere Systems, Inc. (a)	8,500	192,270
Altera Corp. (a)	10,500	209,895
AMIS Holdings, Inc. (a)	34,100	373,395
Applied Micro Circuits Corp. (a)	85,100	310,615
Atheros Communications, Inc. (a)	14,200	339,806
Atmel Corp. (a)	65,100	327,453
Broadcom Corp. Class A (a)	53,077	1,702,179
Chartered Semiconductor Manufacturing Ltd. (a)	75,000	71,683
Cirrus Logic, Inc. (a)	18,944	145,111
Conexant Systems, Inc. (a)	130,200	214,830
Cypress Semiconductor Corp. (a)	33,200	615,860
Diodes, Inc. (a)	5,300	184,705
Fairchild Semiconductor International, Inc. (a)	12,900	215,688
Global Mixed-Mode Tech, Inc.	19,000	167,664
Hittite Microwave Corp. (a)	8,000	321,360
Ikanos Communications, Inc. (a)	45,214	351,313
Infineon Technologies AG sponsored ADR (a)	46,900	730,233
Integrated Device Technology, Inc. (a)	19,600	302,232
Intel Corp.	32,600	623,638
Intersil Corp. Class A	7,400	196,026
Lattice Semiconductor Corp. (a)	29,100	170,235
LSI Logic Corp. (a)	73,500	767,340
Marvell Technology Group Ltd. (a)	190,000	3,193,900
Maxim Integrated Products, Inc.	21,500	632,100
Micrel, Inc. (a)	6,700	73,834
Microsemi Corp. (a)	3,500	72,835
Mindspeed Technologies, Inc. (a)(d)	134,184	291,179
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Monolithic Power Systems, Inc. (a)	13,300	$ 171,570
MoSys, Inc. (a)	3,300	27,720
NVIDIA Corp. (a)	2,500	71,950
Omnivision Technologies, Inc. (a)	3,000	38,880
Pericom Semiconductor Corp. (a)	10,400	101,712
PixArt Imaging, Inc.	20,000	252,040
PLX Technology, Inc. (a)	4,600	44,804
PMC-Sierra, Inc. (a)	14,900	104,449
Qimonda AG Sponsored ADR	4,900	70,364
Rambus, Inc. (a)	7,100	150,875
Richtek Technology Corp.	33,000	326,111
Semtech Corp. (a)	21,300	287,124
Silicon Motion Technology Corp. sponsored ADR (a)	10,800	243,216
SiRF Technology Holdings, Inc. (a)	9,700	269,272
Supertex, Inc. (a)	3,000	99,630
Vimicro International Corp. sponsored ADR (a)	33,800	219,024
Volterra Semiconductor Corp. (a)	4,600	60,076
Zoran Corp. (a)	3,200	54,464
		16,110,392
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,516,159
SOFTWARE - 12.4%
Application Software - 8.2%
Adobe Systems, Inc. (a)	21,050	877,785
Amdocs Ltd. (a)	8,500	310,080
Ansys, Inc. (a)	8,300	421,391
Autodesk, Inc. (a)	6,200	233,120
Informatica Corp. (a)	84,555	1,135,574
NAVTEQ Corp. (a)	10,600	365,700
Nuance Communications, Inc. (a)	10,800	165,348
Opsware, Inc. (a)(d)	101,917	738,898
Salesforce.com, Inc. (a)	29,200	1,250,344
Ulticom, Inc. (a)	53,293	437,003
		5,935,243
Home Entertainment Software - 1.1%
Gameloft (a)	43,700	293,624
Nintendo Co. Ltd.	100	29,067
Take-Two Interactive Software, Inc. (a)	17,300	348,422
THQ, Inc. (a)	3,900	133,341
		804,454

	Shares	Value
Systems Software - 3.1%
Allot Communications Ltd.	2,200	$ 20,130
Double-Take Software, Inc.	4,400	59,444
Microsoft Corp.	26,100	727,407
Red Hat, Inc. (a)	24,360	558,575
Sandvine Corp. (a)	163,200	513,114
Sandvine Corp. (U.K.) (a)	125,788	379,961
Sourcefire, Inc.	100	1,763
		2,260,394
TOTAL SOFTWARE		9,000,091
SPECIALTY RETAIL - 0.3%
Computer & Electronics Retail - 0.3%
Gamestop Corp. Class A (a)	7,800	254,046
TOTAL COMMON STOCKS (Cost $62,177,010)		72,149,654
Convertible Bonds - 0.2%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $130,000)	$ 130,000	120,328
Money Market Funds - 5.2%
	Shares
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c) (Cost $3,774,229)	3,774,229	3,774,229
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $66,081,239)	76,044,211
NET OTHER ASSETS - (4.7)%	(3,416,197)
NET ASSETS - 100%	$ 72,628,014
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,168
Fidelity Securities Lending Cash Central Fund	9,349
Total	$ 20,517
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $66,672,090. Net unrealized appreciation aggregated $9,372,121, of which $12,853,391 related to appreciated investment securities and $3,481,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

March 31, 2007

1.814651.102

VUT-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CHEMICALS - 0.3%
Specialty Chemicals - 0.3%
Zoltek Companies, Inc. (a)(d)	10,100	$ 352,793
ELECTRIC UTILITIES - 44.2%
Electric Utilities - 44.2%
Allegheny Energy, Inc. (a)	27,000	1,326,780
American Electric Power Co., Inc.	86,200	4,202,250
Cleco Corp.	21,400	552,762
DPL, Inc.	77,500	2,409,475
Duke Energy Corp.	205,600	4,171,624
Edison International	42,700	2,097,851
Entergy Corp.	68,000	7,134,560
Exelon Corp.	128,500	8,829,235
FirstEnergy Corp.	62,320	4,128,077
FPL Group, Inc.	74,500	4,557,165
Great Plains Energy, Inc.	10,300	334,235
ITC Holdings Corp.	19,400	839,826
Northeast Utilities	85,100	2,788,727
Pepco Holdings, Inc.	49,100	1,424,882
Pinnacle West Capital Corp.	11,200	540,400
PPL Corp.	94,600	3,869,140
Progress Energy, Inc.	35,600	1,795,664
Reliant Energy, Inc. (a)	74,000	1,503,680
Sierra Pacific Resources (a)	113,000	1,963,940
		54,470,273
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	4,600	299,184
GAS UTILITIES - 3.9%
Gas Utilities - 3.9%
Equitable Resources, Inc. (d)	24,800	1,198,336
ONEOK, Inc.	20,300	913,500
Questar Corp.	16,500	1,471,965
Southern Union Co.	40,200	1,221,678
		4,805,479
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 20.6%
Independent Power Producers & Energy Traders - 20.6%
AES Corp. (a)	274,550	5,908,316
Constellation Energy Group, Inc.	94,200	8,190,690
Dynegy, Inc. Class A (a)	76,200	705,612
International Power PLC	67,100	523,549
Mirant Corp. (a)	54,600	2,209,116
NRG Energy, Inc. (d)	39,600	2,852,784
TXU Corp.	76,880	4,928,008
		25,318,075
MULTI-UTILITIES - 20.8%
Multi-Utilities - 20.8%
Alliant Energy Corp.	22,000	986,040

	Shares	Value
CenterPoint Energy, Inc. (d)	79,000	$ 1,417,260
CMS Energy Corp.	89,510	1,593,278
DTE Energy Co. (d)	27,800	1,331,620
Integrys Energy Group, Inc.	14,500	804,895
MDU Resources Group, Inc.	38,200	1,097,868
NiSource, Inc.	51,800	1,265,992
PG&E Corp. (d)	45,700	2,205,939
Public Service Enterprise Group, Inc.	65,300	5,422,512
Puget Energy, Inc.	28,200	724,176
SCANA Corp.	12,600	543,942
Sempra Energy	85,000	5,185,850
Wisconsin Energy Corp.	61,400	2,979,128
		25,558,500
OIL, GAS & CONSUMABLE FUELS - 3.3%
Coal & Consumable Fuels - 0.6%
Cameco Corp.	19,600	802,980
Oil & Gas Storage & Transport - 2.7%
Spectra Energy Corp.	125,600	3,299,512
TOTAL OIL, GAS & CONSUMABLE FUELS		4,102,492
TOTAL COMMON STOCKS (Cost $96,189,679)		114,906,796
Money Market Funds - 15.0%

Fidelity Cash Central Fund, 5.41% (b)	11,211,041	11,211,041
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	7,183,504	7,183,504
TOTAL MONEY MARKET FUNDS (Cost $18,394,545)		18,394,545
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $114,584,224)	133,301,341
NET OTHER ASSETS - (8.3)%	(10,162,958)
NET ASSETS - 100%	$ 123,138,383
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,616
Fidelity Securities Lending Cash Central Fund	6,642
Total	$ 73,258
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $114,722,818. Net unrealized appreciation aggregated $18,578,523, of which $18,789,073 related to appreciated investment securities and $210,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2007

1.799888.103

VVL-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 0.4%
Renault SA	2,900	$ 339,153
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	11,700	513,630
H&R Block, Inc.	9,800	206,192
		719,822
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	7,240	326,162
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	4,661	68,610
Beazer Homes USA, Inc.	2,600	75,478
D.R. Horton, Inc.	8,100	178,200
KB Home	10,600	452,302
M.D.C. Holdings, Inc. (d)	7,600	365,332
Standard Pacific Corp.	8,400	175,308
Whirlpool Corp.	2,300	195,293
		1,510,523
Leisure Equipment & Products - 0.5%
Brunswick Corp.	5,800	184,730
Eastman Kodak Co.	9,020	203,491
		388,221
Media - 1.5%
Comcast Corp. Class A (special) (non-vtg.)	10,200	259,794
Getty Images, Inc. (a)	4,200	204,246
Live Nation, Inc. (a)	2,729	60,202
Time Warner, Inc.	36,600	721,752
		1,245,994
Multiline Retail - 1.4%
Federated Department Stores, Inc.	12,100	545,105
Retail Ventures, Inc. (a)	8,400	176,820
Sears Holdings Corp. (a)	1,800	324,288
Tuesday Morning Corp. (d)	5,300	78,652
		1,124,865
Specialty Retail - 1.6%
Home Depot, Inc.	6,550	240,647
PETsMART, Inc.	6,300	207,648
Staples, Inc.	7,000	180,880
The Children's Place Retail Stores, Inc. (a)	3,700	206,312
TJX Companies, Inc.	7,900	212,984
Williams-Sonoma, Inc.	6,700	237,582
		1,286,053
TOTAL CONSUMER DISCRETIONARY		6,940,793
CONSUMER STAPLES - 5.9%
Beverages - 0.8%
Diageo PLC sponsored ADR	3,900	315,705

	Shares	Value
PepsiAmericas, Inc.	5,600	$ 124,992
The Coca-Cola Co.	5,100	244,800
		685,497
Food & Staples Retailing - 1.1%
Rite Aid Corp.	34,600	199,642
Wal-Mart Stores, Inc.	12,500	586,875
Winn-Dixie Stores, Inc. (a)	7,300	128,845
		915,362
Food Products - 1.9%
Cermaq ASA	10,800	202,543
Chiquita Brands International, Inc.	13,000	182,260
Marine Harvest ASA (a)	168,000	197,332
Nestle SA (Reg.)	1,920	747,606
Tyson Foods, Inc. Class A	9,500	184,395
		1,514,136
Household Products - 0.6%
Central Garden & Pet Co.	3,800	56,126
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,900	101,430
Colgate-Palmolive Co.	4,500	300,555
		458,111
Tobacco - 1.5%
Altria Group, Inc. (f)	9,300	612,777
British American Tobacco PLC sponsored ADR	9,900	624,096
		1,236,873
TOTAL CONSUMER STAPLES		4,809,979
ENERGY - 16.7%
Energy Equipment & Services - 5.4%
Baker Hughes, Inc.	7,600	502,588
GlobalSantaFe Corp.	13,200	814,176
Hanover Compressor Co. (a)	8,000	178,000
Nabors Industries Ltd. (a)	8,500	252,195
National Oilwell Varco, Inc. (a)	13,063	1,016,171
Noble Corp.	2,900	228,172
Smith International, Inc.	20,300	975,415
Transocean, Inc. (a)	5,600	457,520
		4,424,237
Oil, Gas & Consumable Fuels - 11.3%
Chesapeake Energy Corp.	9,000	277,920
ConocoPhillips	22,380	1,529,673
CONSOL Energy, Inc.	9,900	387,387
EnCana Corp.	5,000	252,912
EOG Resources, Inc.	11,500	820,410
EXCO Resources, Inc.	11,200	185,696
Exxon Mobil Corp.	19,900	1,501,455
Massey Energy Co.	6,200	148,738
Noble Energy, Inc.	6,900	411,585
OAO Gazprom sponsored ADR	2,900	120,930
Occidental Petroleum Corp.	15,000	739,650
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)	10,400	$ 413,608
SK Corp.	1,770	173,839
Spectra Energy Corp.	6,900	181,263
Suncor Energy, Inc.	4,200	319,579
Ultra Petroleum Corp. (a)	15,900	844,767
Valero Energy Corp.	13,900	896,411
		9,205,823
TOTAL ENERGY		13,630,060
FINANCIALS - 32.9%
Capital Markets - 5.0%
Ares Capital Corp.	11,300	205,321
Charles Schwab Corp.	7,168	131,103
Credit Suisse Group sponsored ADR	3,500	251,405
E*TRADE Financial Corp.	6,700	142,174
Investors Financial Services Corp.	10,200	593,130
Julius Baer Holding AG (Bearer)	1,784	243,366
KKR Private Equity Investors, LP	15,338	371,947
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,700	41,225
Merrill Lynch & Co., Inc.	11,800	963,706
Morgan Stanley	9,400	740,344
Nomura Holdings, Inc.	7,900	163,767
State Street Corp.	3,100	200,725
		4,048,213
Commercial Banks - 6.0%
Banco Bilbao Vizcaya Argentaria SA	11,400	279,870
Bank Hapoalim BM (Reg.)	24,000	115,209
Commerce Bancorp, Inc., New Jersey	8,900	297,082
East West Bancorp, Inc.	4,800	176,496
HSBC Holdings PLC sponsored ADR (d)	4,800	421,488
Mizuho Financial Group, Inc.	28	179,878
Siam City Bank PCL NVDR	351,500	176,754
U.S. Bancorp, Delaware	27,500	961,675
Unicredito Italiano Spa	27,000	256,975
Wachovia Corp.	36,701	2,020,390
		4,885,817
Diversified Financial Services - 6.8%
Bank of America Corp.	71,008	3,622,828
JPMorgan Chase & Co.	39,196	1,896,302
		5,519,130
Insurance - 9.8%
ACE Ltd.	14,820	845,629
AFLAC, Inc.	5,800	272,948
American International Group, Inc.	41,660	2,800,385
Axis Capital Holdings Ltd.	8,200	277,652
Everest Re Group Ltd.	4,800	461,616
Hartford Financial Services Group, Inc.	8,400	802,872
IPC Holdings Ltd.	16,038	462,696

	Shares	Value
Max Re Capital Ltd.	15,649	$ 398,737
Montpelier Re Holdings Ltd.	13,700	237,558
Platinum Underwriters Holdings Ltd.	15,700	503,656
The Chubb Corp.	4,800	248,016
The Travelers Companies, Inc.	12,700	657,479
		7,969,244
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.	2,000	200,740
Annaly Capital Management, Inc.	15,400	238,392
Developers Diversified Realty Corp.	3,600	226,440
Duke Realty LP	4,500	195,615
General Growth Properties, Inc.	10,170	656,677
		1,517,864
Real Estate Management & Development - 0.4%
Mitsubishi Estate Co. Ltd.	11,000	359,775
Thrifts & Mortgage Finance - 3.1%
BankUnited Financial Corp. Class A	10,000	212,100
Countrywide Financial Corp.	16,100	541,604
Fannie Mae	22,510	1,228,596
Hudson City Bancorp, Inc.	8,400	114,912
New York Community Bancorp, Inc.	11,400	200,526
Radian Group, Inc.	4,600	252,448
		2,550,186
TOTAL FINANCIALS		26,850,229
HEALTH CARE - 7.0%
Biotechnology - 1.2%
Amgen, Inc. (a)	11,700	653,796
Biogen Idec, Inc. (a)	3,700	164,206
Cephalon, Inc. (a)	2,469	175,817
		993,819
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	4,280	225,428
Becton, Dickinson & Co.	2,700	207,603
Inverness Medical Innovations, Inc. (a)	3,700	161,986
		595,017
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc.	7,400	330,484
UnitedHealth Group, Inc.	4,000	211,880
		542,364
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	4,500	210,375
Pharmaceuticals - 4.1%
Johnson & Johnson	8,600	518,236
Merck & Co., Inc.	28,500	1,258,845
Pfizer, Inc.	51,620	1,303,921
Wyeth	6,160	308,185
		3,389,187
TOTAL HEALTH CARE		5,730,762
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.9%
General Dynamics Corp.	9,200	$ 702,880
Hexcel Corp. (a)	7,200	142,920
Honeywell International, Inc.	25,000	1,151,500
Raytheon Co.	2,300	120,658
United Technologies Corp.	3,500	227,500
		2,345,458
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	5,700	399,570
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	18,900	194,103
Building Products - 0.2%
Masco Corp.	6,700	183,580
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc.	16,100	202,699
Cintas Corp.	5,400	194,940
The Brink's Co.	4,900	310,905
		708,544
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	2,900	89,175
Fluor Corp.	2,800	251,216
		340,391
Electrical Equipment - 0.3%
SolarWorld AG	2,700	209,655
Industrial Conglomerates - 3.6%
General Electric Co.	69,340	2,451,862
Tyco International Ltd.	16,030	505,747
		2,957,609
Machinery - 0.6%
Dover Corp.	5,400	263,574
Oshkosh Truck Co.	3,900	206,700
		470,274
TOTAL INDUSTRIALS		7,809,184
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.2%
Comverse Technology, Inc. (a)	8,700	185,745
Harris Corp.	6,200	315,890
Motorola, Inc.	26,400	466,488
		968,123
Computers & Peripherals - 2.3%
Hewlett-Packard Co.	20,200	810,828
International Business Machines Corp.	7,600	716,376
QLogic Corp. (a)	10,000	170,000
Seagate Technology	7,400	172,420
		1,869,624

	Shares	Value
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	5,200	$ 175,188
Amphenol Corp. Class A	1,100	71,027
Flextronics International Ltd. (a)	21,200	231,928
Motech Industries, Inc.	12,000	167,180
		645,323
Internet Software & Services - 0.3%
Google, Inc. Class A (sub. vtg.) (a)	500	229,080
IT Services - 0.4%
First Data Corp.	8,900	239,410
Infosys Technologies Ltd. sponsored ADR	1,700	85,425
		324,835
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	3,000	115,830
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	3,900	134,511
Applied Materials, Inc.	10,600	194,192
Intel Corp.	11,300	216,169
Marvell Technology Group Ltd. (a)	8,400	141,204
National Semiconductor Corp.	7,700	185,878
ON Semiconductor Corp. (a)	4,100	36,572
Spansion, Inc. Class A (a)	9,400	114,586
Volterra Semiconductor Corp. (a)	4,600	60,076
		1,083,188
Software - 0.6%
Electronic Arts, Inc. (a)	2,100	105,756
Microsoft Corp.	8,500	236,895
Symantec Corp. (a)	10,200	176,460
		519,111
TOTAL INFORMATION TECHNOLOGY		5,755,114
MATERIALS - 1.8%
Chemicals - 0.2%
Chemtura Corp.	14,400	157,392
Metals & Mining - 1.6%
Arcelor Mittal	4,400	232,716
Carpenter Technology Corp.	1,800	217,368
Freeport-McMoRan Copper & Gold, Inc. Class B	6,100	403,759
Meridian Gold, Inc. (a)	8,100	206,793
Reliance Steel & Aluminum Co.	4,700	227,480
		1,288,116
TOTAL MATERIALS		1,445,508
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 6.1%
AT&T, Inc.	97,140	3,830,230
Cincinnati Bell, Inc.	47,400	222,780
Verizon Communications, Inc.	23,600	894,912
		4,947,922
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	5,450	$ 212,278
TOTAL TELECOMMUNICATION SERVICES		5,160,200
UTILITIES - 4.6%
Electric Utilities - 1.8%
DPL, Inc.	5,700	177,213
E.ON AG sponsored ADR	4,900	221,284
Entergy Corp.	5,900	619,028
PPL Corp.	5,200	212,680
Reliant Energy, Inc. (a)	9,800	199,136
		1,429,341
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	16,600	357,232
Constellation Energy Group, Inc.	8,400	730,380
NRG Energy, Inc.	2,700	194,508
		1,282,120
Multi-Utilities - 1.2%
CMS Energy Corp.	9,600	170,880
Public Service Enterprise Group, Inc.	9,900	822,096
		992,976
TOTAL UTILITIES		3,704,437
TOTAL COMMON STOCKS (Cost $74,094,899)		81,836,266
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 5.41% (b)	1,140,745	$ 1,140,745
Fidelity Securities Lending Cash Central Fund, 5.41% (b)(c)	904,625	904,625
TOTAL MONEY MARKET FUNDS (Cost $2,045,370)		2,045,370
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $76,140,269)	83,881,636
NET OTHER ASSETS - (2.9)%	(2,350,494)
NET ASSETS - 100%	$ 81,531,142
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,225 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,513
Fidelity Securities Lending Cash Central Fund	487
Total	$ 8,000
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $76,280,694. Net unrealized appreciation aggregated $7,600,942, of which $9,174,193 related to appreciated investment securities and $1,573,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2007